Columbia Strategic Income Fund
Third Quarter Report
May 31, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Strategic Income Fund, May 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 11.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACHV ABS Trust(a)
Series 2024-3AL Class A
12/26/2031	5.010%	7,492,536	7,483,294
Subordinated Series 2024-3AL Class B
12/26/2031	5.450%	4,005,252	4,010,076
Affirm Asset Securitization Trust(a)
Series 2023-B Class 1A
09/15/2028	6.820%	25,450,000	25,604,082
Series 2023-B Class A
09/15/2028	6.820%	15,000,000	15,090,814
Series 2024-A Class A
02/15/2029	5.610%	15,000,000	15,065,208
Series 2024-X2 Class B
12/17/2029	5.330%	7,750,000	7,768,182
Series 2024-X2 Class C
12/17/2029	5.620%	6,300,000	6,325,821
Apidos CLO XII(a),(b)
Series 2013-12A Class ARR
3-month Term SOFR + 1.080% Floor 1.080% 04/15/2031	5.336%	15,897,451	15,881,554
Apidos CLO XXIV(a),(b)
Series 2016-24A Class A1AL
3-month Term SOFR + 1.212% Floor 0.950% 10/20/2030	5.481%	8,265,145	8,268,435
ARES XLIV CLO Ltd.(a),(b)
Series 2017-44A Class DR
3-month Term SOFR + 7.132% Floor 6.870% 04/15/2034	11.388%	7,000,000	7,035,511
Ares XXXVII CLO Ltd.(a),(b)
Series 2015-4A Class A1RR
3-month Term SOFR + 1.080% Floor 1.080% 10/15/2030	5.336%	5,142,638	5,140,313
Series 2015-4A Class A3RR
3-month Term SOFR + 1.400% Floor 1.400% 10/15/2030	5.656%	24,250,000	24,257,930
ASP WHCO Participation LP(a),(b),(c)
30-day Average SOFR + 2.400% Floor 3.000% 03/29/2029	6.713%	33,850,000	33,850,000
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bain Capital Credit CLO(a),(b)
Series 2018-2A Class A1R
3-month Term SOFR + 1.080% Floor 1.080% 07/19/2031	5.350%	7,065,604	7,062,496
Bain Capital Credit CLO Ltd.(a),(b)
Series 2021-5A Class E
3-month Term SOFR + 6.762% Floor 6.500% 10/23/2034	11.041%	8,600,000	8,360,490
Series 2021-6A Class E
3-month Term SOFR + 6.762% Floor 6.500% 10/21/2034	11.031%	11,450,000	11,185,162
Barings CLO Ltd.(a),(b)
Series 2021-2A Class E
3-month Term SOFR + 6.512% Floor 6.250% 07/15/2034	10.768%	8,350,000	8,305,712
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2015-5RRR Class A1R3
3-month Term SOFR + 1.100% Floor 1.100% 01/20/2032	5.393%	19,923,721	19,922,825
CarMax Auto Owner Trust
Series 2024-1 Class A2A
03/15/2027	5.300%	7,463,768	7,469,725
Carvana Auto Receivables Trust
Series 2024-P3 Class A2
11/10/2027	4.610%	6,698,520	6,696,368
Citizens Auto Receivables Trust(a)
Series 2024-1 Class A2A
10/15/2026	5.430%	4,934,581	4,937,654
CPS Auto Receivables Trust(a)
Series 2024-A Class A
09/15/2027	5.710%	1,888,797	1,891,305
Dryden Senior Loan Fund(a),(b)
Series 2015-41A Class AR
3-month Term SOFR + 1.232% Floor 0.970% 04/15/2031	5.488%	6,671,036	6,676,086
EDGEX Issuer Trust(a),(d)
Series 2025-1NN Class CERT
01/15/2031	0.000%	5,500,000	5,379,184
Exeter Automobile Receivables Trust
Subordinated Series 2023-3A Class B
09/15/2027	6.110%	1,253,537	1,255,099

Columbia Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, May 31, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
FHF Issuer Trust(a)
Series 2024-3A Class A2
11/15/2030	4.940%	22,217,780	22,245,048
GLS Auto Select Receivables Trust(a)
Series 2024-4A Class A2
12/17/2029	4.430%	12,388,843	12,375,733
GreenSky Home Improvement Issuer Trust(a)
Series 2024-2 Class A4
10/27/2059	5.150%	14,127,876	14,149,580
Lendbuzz Securitization Trust(a)
Series 2024-3A Class A2
10/15/2030	4.970%	13,756,134	13,744,035
Madison Park Funding LXII Ltd.(a),(b)
Series 2022-62A Class AR
3-month Term SOFR + 1.850% Floor 1.850% 07/17/2036	6.130%	20,250,000	20,285,539
Madison Park Funding XXIV Ltd.(a),(b)
Series 2016-24A Class BR2
3-month Term SOFR + 1.550% Floor 1.550% 10/20/2029	5.820%	12,200,000	12,206,100
MPOWER Education Trust(a)
Series 2025-A Class A
07/21/2042	6.620%	7,100,000	7,070,630
Netcredit Combined Receivables LLC(a)
Series 2023-A Class A
12/20/2027	7.780%	2,589,807	2,606,695
NetCredit Combined Receivables LLC(a)
Series 2024-A Class A
10/21/2030	7.430%	5,025,611	5,048,284
Octagon 55 Ltd.(a),(b)
Series 2021-1A Class E
3-month Term SOFR + 6.762% Floor 6.500% 07/20/2034	11.031%	9,700,000	9,713,987
Octagon Investment Partners Ltd.(a),(b)
Series 2018-18A Class A1A
3-month Term SOFR + 1.222% Floor 0.960% 04/16/2031	5.482%	6,131,289	6,132,816
Pagaya AI Debt Grantor Trust(a)
Series 2024-11 Class B
07/15/2032	5.637%	12,729,259	12,752,259
Series 2025-1 Class B
07/15/2032	5.628%	8,399,283	8,423,033
Subordinated Series 2024-10 Class B
06/15/2032	5.750%	14,614,288	14,700,999
Subordinated Series 2024-10 Class D
06/15/2032	6.429%	17,048,556	17,094,346
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2024-5 Class B
10/15/2031	6.601%	11,751,602	11,851,050
Subordinated Series 2024-6 Class B
11/15/2031	6.589%	10,609,636	10,744,901
Subordinated Series 2024-6 Class C
11/15/2031	7.068%	8,122,489	8,185,620
Subordinated Series 2024-8 Class C
01/15/2032	6.030%	10,629,460	10,651,874
Subordinated Series 2024-9 Class B
03/15/2032	5.306%	13,273,134	13,278,126
Subordinated Series 2024-9 Class C
03/15/2032	5.774%	10,217,841	10,227,434
Subordinated Series 2024-9 Class D
03/15/2032	6.174%	15,618,599	15,586,287
Pagaya AI Debt Selection Trust(a)
Subordinated Series 2024-7 Class B
12/15/2031	6.574%	9,366,073	9,469,913
Subordinated Series 2024-7 Class C
12/15/2031	7.095%	10,167,769	10,292,388
Pagaya AI Debt Trust(a)
Series 2023-6 Class D
06/16/2031	9.000%	5,725,447	5,776,099
Series 2023-8 Class A
06/16/2031	7.299%	5,383,011	5,463,101
Subordinated Series 2022-3 Class B
03/15/2030	8.050%	1,778,143	1,779,981
Subordinated Series 2023-5 Class C
04/15/2031	9.099%	11,796,098	11,852,660
Subordinated Series 2023-6 Class B
06/16/2031	7.464%	733,176	733,853
Subordinated Series 2023-6 Class C
06/16/2031	8.491%	17,545,500	17,644,292
Subordinated Series 2024-3 Class B
10/15/2031	6.571%	12,482,024	12,603,406
Subordinated Series 2024-3 Class C
10/15/2031	7.297%	9,458,438	9,523,465
PAGAYA AI Debt Trust(a),(e)
Subordinated Series 2022-3 Class AB
03/15/2030	7.576%	2,347,416	2,349,842
Prosper Marketplace Issuance Trust(a)
Subordinated Series 2023-1A Class B
07/16/2029	7.480%	3,393,955	3,401,574
Research-Driven Pagaya Motor Asset Trust(a)
Series 2023-4A Class A
03/25/2032	7.540%	11,329,844	11,428,281
Series 2024-3A Class A
03/25/2033	5.281%	15,059,795	15,102,942
Columbia Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, May 31, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Research-Driven Pagaya Motor Trust(a)
Series 2024-1A Class A
06/25/2032	7.090%	8,864,205	8,938,446
SAFCO Auto Receivables Trust(a)
Series 2024-1A Class A
03/20/2028	6.510%	2,327,918	2,333,212
Santander Drive Auto Receivables Trust
Series 2024-5 Class A2
09/15/2027	4.880%	6,195,695	6,194,349
Theorem Funding Trust(a)
Series 2022-3A Class A
04/15/2029	7.600%	982,952	985,401
Westlake Automobile Receivables Trust(a)
Series 2024-3A Class A2A
09/15/2027	4.820%	10,739,478	10,736,256
Total Asset-Backed Securities — Non-Agency (Cost $669,240,194)			670,607,163

Commercial Mortgage-Backed Securities - Non-Agency 0.4%

Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	7,525,000	4,778,445
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	19,910,000	8,760,585
Hilton USA Trust(a)
Subordinated Series 2016-SFP Class E
11/05/2035	5.519%	11,500,000	287,867
SFO Commercial Mortgage Trust(a),(b)
Series 2021-555 Class A
1-month Term SOFR + 1.264% Floor 1.150% 05/15/2038	5.594%	4,850,000	4,801,485
Wells Fargo Commercial Mortgage Trust(a),(b)
Subordinated Series 2017-SMP Class D
1-month Term SOFR + 1.822% Floor 1.650% 12/15/2034	6.151%	9,790,000	4,816,392
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $50,860,607)			23,444,774

Common Stocks 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Diversified Telecommunication Services 0.0%
Windstream Services LLC(f)	11,272	212,291
Common Stocks (continued)
Issuer	Shares	Value ($)
Media 0.0%
iHeartMedia, Inc., Class A(f)	11,995	15,714
Total Communication Services		228,005
Consumer Discretionary 0.0%
Household Durables 0.0%
Serta Simmons Bedding LLC(f)	335	3,517
Total Consumer Discretionary		3,517
Energy 0.0%
Oil, Gas & Consumable Fuels 0.0%
New Frontera Holdings(f)	14,302	110,841
Southcross Energy Partners LLC(c),(f),(g)	14,393	0
Southcross Energy Partners LLC, Class A(c),(f),(g)	272,263	0
Total		110,841
Total Energy		110,841
Health Care 0.0%
Health Care Providers & Services 0.0%
Envision Healthcare(f)	13,525	196,538
Total Health Care		196,538
Industrials 0.0%
Construction & Engineering 0.0%
McDermott International Ltd.(c),(f)	383	4,738
Machinery 0.0%
TNT Crane and Rigging, Inc.(f)	23,468	27,129
Total Industrials		31,867
Information Technology 0.0%
Communications Equipment 0.0%
Riverbed Technology, Inc.(c),(f)	13,308	672
Software 0.0%
Avaya Holdings Corp.(f)	5,014	38,440
Avaya Holdings Corp.(f)	24,157	185,199
Total		223,639
Total Information Technology		224,311
Materials 0.0%
Containers & Packaging 0.0%
Flint Group Packaging(c),(f),(g)	722,943	1
Total Materials		1
Total Common Stocks (Cost $1,637,463)		795,080

Columbia Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, May 31, 2025 (Unaudited)

Convertible Preferred Stocks —%
Issuer		Shares	Value ($)
Information Technology —%
Communications Equipment —%
Riverbed Technology, Inc.(c),(g)	7.000%	14,204	0
Total Information Technology			0
Total Convertible Preferred Stocks (Cost $307,751)			0

Corporate Bonds & Notes 41.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 1.3%
Axon Enterprise, Inc.(a)
03/15/2030	6.125%	1,286,000	1,311,100
03/15/2033	6.250%	1,284,000	1,307,611
BAE Systems PLC(a)
03/26/2029	5.125%	3,735,000	3,805,482
02/15/2031	1.900%	12,470,000	10,683,186
Boeing Co. (The)
08/01/2059	3.950%	17,210,000	11,362,594
Bombardier, Inc.(a)
04/15/2027	7.875%	863,000	866,771
07/01/2031	7.250%	1,262,000	1,302,363
06/01/2032	7.000%	1,269,000	1,295,928
L3Harris Technologies, Inc.
07/31/2033	5.400%	3,597,000	3,643,788
Raytheon Technologies Corp.
03/15/2027	3.500%	10,382,000	10,218,014
03/15/2032	2.375%	7,376,000	6,297,131
Spirit AeroSystems, Inc.(a)
11/30/2029	9.375%	963,000	1,026,926
11/15/2030	9.750%	1,961,000	2,167,429
TransDigm, Inc.(a)
08/15/2028	6.750%	3,191,000	3,243,695
03/01/2029	6.375%	4,365,000	4,435,946
03/01/2032	6.625%	5,006,000	5,113,220
01/15/2033	6.000%	1,743,000	1,726,703
05/31/2033	6.375%	5,613,000	5,549,586
Total			75,357,473
Airlines 0.3%
Air Canada(a)
08/15/2026	3.875%	2,199,000	2,174,142
American Airlines, Inc.(a)
05/15/2029	8.500%	4,343,000	4,498,970
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	4,207,033	4,199,507
04/20/2029	5.750%	4,254,465	4,180,698
Total			15,053,317
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Automotive 0.6%
Adient Global Holdings Ltd.(a)
02/15/2033	7.500%	889,000	881,724
American Axle & Manufacturing, Inc.
04/01/2027	6.500%	1,920,000	1,910,197
10/01/2029	5.000%	1,427,000	1,296,280
Clarios Global LP/US Finance Co.(a)
05/15/2028	6.750%	2,587,000	2,638,871
02/15/2030	6.750%	1,907,000	1,942,113
Ford Motor Credit Co. LLC
06/16/2025	5.125%	2,561,000	2,560,126
06/10/2026	6.950%	1,957,000	1,978,519
08/17/2027	4.125%	4,839,000	4,668,472
Goodyear Tire & Rubber Co. (The)
07/15/2029	5.000%	2,758,000	2,641,240
IHO Verwaltungs GmbH(a),(h)
11/15/2030	7.750%	1,893,000	1,913,663
11/15/2032	8.000%	4,712,000	4,722,347
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2026	6.250%	268,000	268,071
ZF North America Capital, Inc.(a)
04/14/2030	7.125%	1,909,000	1,838,655
04/23/2032	6.875%	8,702,000	7,971,101
Total			37,231,379
Banking 4.2%
Ally Financial, Inc.(i)
Subordinated
01/17/2040	6.646%	1,321,000	1,267,134
Bank of America Corp.(i)
10/24/2031	1.922%	36,468,000	31,400,317
07/21/2032	2.299%	21,970,000	18,826,482
10/20/2032	2.572%	32,627,000	28,307,184
Subordinated
09/21/2036	2.482%	991,000	828,561
Citigroup, Inc.(i)
06/03/2031	2.572%	5,587,000	5,001,723
01/25/2033	3.057%	21,931,000	19,282,788
Goldman Sachs Group, Inc. (The)(i)
04/23/2031	5.218%	26,716,000	27,119,326
07/21/2032	2.383%	6,534,000	5,624,628
10/21/2032	2.650%	6,000	5,212
HSBC Holdings PLC(i)
05/13/2031	5.240%	10,679,000	10,730,172
05/24/2032	2.804%	7,196,000	6,298,506
05/13/2036	5.790%	1,872,000	1,887,037
Columbia Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, May 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMorgan Chase & Co.(i)
10/22/2030	4.603%	409,000	406,617
01/24/2031	5.140%	2,115,000	2,147,184
04/22/2031	5.103%	491,000	498,203
11/08/2032	2.545%	27,412,000	23,746,346
Morgan Stanley(i)
10/18/2030	4.654%	20,043,000	19,906,423
04/17/2031	5.192%	10,816,000	10,971,926
Subordinated
09/16/2036	2.484%	11,675,000	9,750,164
Royal Bank of Canada(i)
10/18/2030	4.650%	6,224,000	6,196,077
02/04/2031	5.153%	3,495,000	3,545,762
US Bancorp(i)
06/12/2034	5.836%	4,283,000	4,420,543
Wells Fargo & Co.(i)
01/24/2031	5.244%	4,249,000	4,313,602
Total			242,481,917
Brokerage/Asset Managers/Exchanges 0.5%
AG Issuer LLC(a)
03/01/2028	6.250%	2,310,000	2,307,763
AG TTMT Escrow Issuer LLC(a)
09/30/2027	8.625%	4,894,000	5,079,704
Aretec Escrow Issuer 2, Inc.(a)
08/15/2030	10.000%	3,518,000	3,837,193
Aretec Escrow Issuer, Inc.(a)
04/01/2029	7.500%	4,451,000	4,438,000
Focus Financial Partners LLC(a)
09/15/2031	6.750%	3,152,000	3,188,859
Hightower Holding LLC(a)
04/15/2029	6.750%	4,628,000	4,571,935
01/31/2030	9.125%	3,291,000	3,448,300
Total			26,871,754
Building Materials 0.6%
American Builders & Contractors Supply Co., Inc.(a)
01/15/2028	4.000%	3,134,000	3,032,704
James Hardie International Finance DAC(a)
01/15/2028	5.000%	2,465,000	2,417,230
Masterbrand, Inc.(a)
07/15/2032	7.000%	584,000	580,390
Quikrete Holdings, Inc.(a)
03/01/2032	6.375%	8,152,000	8,281,438
03/01/2033	6.750%	7,282,000	7,387,278
QXO Building Products, Inc.(a)
04/30/2032	6.750%	3,088,000	3,168,407
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Standard Building Solutions, Inc.(a)
08/15/2032	6.500%	778,000	790,582
Standard Industries, Inc.(a)
01/15/2028	4.750%	4,051,000	3,981,102
White Cap Buyer LLC(a)
10/15/2028	6.875%	6,709,000	6,572,970
Total			36,212,101
Cable and Satellite 1.8%
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	8,920,000	8,831,121
02/01/2028	5.000%	2,663,000	2,611,263
03/01/2030	4.750%	5,677,000	5,420,125
08/15/2030	4.500%	4,986,000	4,676,182
02/01/2031	4.250%	2,916,000	2,669,452
03/01/2031	7.375%	1,145,000	1,189,287
02/01/2032	4.750%	4,267,000	3,949,021
01/15/2034	4.250%	5,566,000	4,803,683
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	2,136,000	1,944,414
Comcast Corp.
03/01/2026	3.150%	5,831,000	5,775,650
CSC Holdings LLC(a)
01/31/2029	11.750%	5,208,000	4,885,485
02/01/2029	6.500%	1,751,000	1,397,819
01/15/2030	5.750%	2,329,000	1,189,243
12/01/2030	4.125%	3,543,000	2,434,663
12/01/2030	4.625%	5,013,000	2,316,346
02/15/2031	3.375%	757,000	496,871
DISH DBS Corp.
07/01/2026	7.750%	1,754,000	1,508,727
07/01/2028	7.375%	720,000	491,675
06/01/2029	5.125%	1,152,000	754,953
DISH DBS Corp.(a)
12/01/2026	5.250%	1,396,000	1,289,648
12/01/2028	5.750%	2,930,000	2,484,127
DISH Network Corp.(a)
11/15/2027	11.750%	8,723,000	8,994,968
EchoStar Corp.
11/30/2029	10.750%	4,048,642	4,071,552
EchoStar Corp.(h)
11/30/2030	6.750%	3,429,629	2,948,436
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%	2,513,000	2,455,621
08/01/2027	5.000%	5,091,000	5,040,209
07/15/2028	4.000%	2,580,000	2,449,734
07/01/2029	5.500%	1,278,000	1,256,593
07/01/2030	4.125%	2,187,000	1,988,639
Virgin Media Finance PLC(a)
07/15/2030	5.000%	3,454,000	3,132,045

Columbia Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, May 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	2,170,000	2,113,340
VZ Secured Financing BV(a)
01/15/2032	5.000%	6,068,000	5,245,853
Ziggo BV(a)
01/15/2030	4.875%	2,474,000	2,257,067
Total			103,073,812
Chemicals 1.6%
Ashland LLC(a)
09/01/2031	3.375%	5,270,000	4,543,612
Avient Corp.(a)
08/01/2030	7.125%	1,644,000	1,693,981
11/01/2031	6.250%	1,268,000	1,267,583
Axalta Coating Systems Dutch Holding B BV(a)
02/15/2031	7.250%	1,833,000	1,915,109
Axalta Coating Systems LLC(a)
02/15/2029	3.375%	1,169,000	1,087,719
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	1,867,000	1,847,162
Braskem Netherlands Finance BV(a)
01/10/2028	4.500%	500,000	455,439
01/31/2030	4.500%	7,000,000	5,772,221
Celanese US Holdings LLC
04/15/2030	6.500%	673,000	677,687
07/15/2032	6.629%	855,000	874,903
04/15/2033	6.750%	7,996,000	7,781,725
11/15/2033	7.200%	2,415,000	2,519,827
Cheever Escrow Issuer LLC(a)
10/01/2027	7.125%	1,818,000	1,847,496
Element Solutions, Inc.(a)
09/01/2028	3.875%	3,427,000	3,290,279
HB Fuller Co.
10/15/2028	4.250%	3,430,000	3,269,282
Herens Holdco Sarl(a)
05/15/2028	4.750%	3,124,000	2,734,082
Illuminate Buyer LLC/Holdings IV, Inc.(a)
07/01/2028	9.000%	1,575,000	1,579,921
INEOS Finance PLC(a)
04/15/2029	7.500%	5,315,000	5,227,591
INEOS Quattro Finance 2 PLC(a)
03/15/2029	9.625%	6,625,000	6,625,667
Ingevity Corp.(a)
11/01/2028	3.875%	1,799,000	1,692,201
Innophos Holdings, Inc.(a)
06/15/2029	11.500%	4,204,550	4,236,084
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	3,005,000	2,832,739
11/15/2028	9.750%	5,408,000	5,668,402
10/01/2029	6.250%	3,507,000	3,251,120
06/15/2031	7.250%	3,919,000	3,917,753
SPCM SA(a)
03/15/2027	3.125%	1,001,000	961,490
Tronox, Inc.(a)
03/15/2029	4.625%	2,843,000	2,374,224
WR Grace Holdings LLC(a)
06/15/2027	4.875%	4,611,000	4,551,357
08/15/2029	5.625%	7,752,000	6,830,178
03/01/2031	7.375%	2,144,000	2,169,994
Total			93,496,828
Construction Machinery 0.3%
Caterpillar Financial Services Corp.
10/16/2026	4.450%	5,268,000	5,284,395
Herc Holdings Escrow, Inc.(a),(j)
06/15/2030	7.000%	2,402,000	2,474,908
06/15/2033	7.250%	5,317,000	5,469,963
Herc Holdings, Inc.(a)
07/15/2027	5.500%	1,295,000	1,285,173
06/15/2029	6.625%	390,000	395,016
Ritchie Bros Holdings, Inc.(a)
03/15/2028	6.750%	2,519,000	2,571,750
03/15/2031	7.750%	611,000	639,688
United Rentals North America, Inc.
07/15/2030	4.000%	897,000	842,604
01/15/2032	3.750%	997,000	894,793
Total			19,858,290
Consumer Cyclical Services 0.4%
Arches Buyer, Inc.(a)
06/01/2028	4.250%	4,842,000	4,561,884
12/01/2028	6.125%	6,909,000	6,319,562
ASGN, Inc.(a)
05/15/2028	4.625%	2,024,000	1,954,071
Garda World Security Corp.(a)
08/01/2032	8.250%	2,997,000	2,988,728
Match Group, Inc.(a)
06/01/2028	4.625%	5,557,000	5,387,218
Total			21,211,463
Consumer Products 0.4%
Acushnet Co.(a)
10/15/2028	7.375%	1,500,000	1,555,504
CD&R Smokey Buyer, Inc./Radio Systems Corp.(a)
10/15/2029	9.500%	6,454,000	5,354,106
Columbia Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, May 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Newell Brands, Inc.(a)
06/01/2028	8.500%	360,000	372,691
Newell Brands, Inc.
05/15/2030	6.375%	4,820,000	4,537,380
05/15/2032	6.625%	4,915,000	4,549,023
Newell, Inc.(i)
04/01/2026	5.700%	679,000	684,141
Opal Bidco SAS(a)
03/31/2032	6.500%	2,700,000	2,698,067
Scotts Miracle-Gro Co. (The)
04/01/2031	4.000%	1,855,000	1,665,035
Total			21,415,947
Diversified Manufacturing 0.9%
Amsted Industries, Inc.(a)
03/15/2033	6.375%	554,000	562,174
Carrier Global Corp.
02/15/2030	2.722%	16,226,000	14,934,370
Chart Industries, Inc.(a)
01/01/2030	7.500%	1,355,000	1,415,972
Emerald Debt Merger Sub LLC(a)
12/15/2030	6.625%	7,652,000	7,735,013
EMRLD Borrower LP/Co-Issuer, Inc.(a)
07/15/2031	6.750%	1,526,000	1,560,217
Esab Corp.(a)
04/15/2029	6.250%	1,153,000	1,173,470
Gates Corp. (The)(a)
07/01/2029	6.875%	1,888,000	1,935,549
Madison IAQ LLC(a)
06/30/2028	4.125%	4,480,000	4,309,945
06/30/2029	5.875%	4,084,000	3,947,633
Resideo Funding, Inc.(a)
09/01/2029	4.000%	3,005,000	2,800,787
07/15/2032	6.500%	1,022,000	1,031,264
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	1,598,000	1,583,294
Wesco Distribution, Inc.(a)
03/15/2033	6.375%	1,163,000	1,184,874
WESCO Distribution, Inc.(a)
06/15/2028	7.250%	3,427,000	3,468,908
03/15/2029	6.375%	2,103,000	2,147,222
03/15/2032	6.625%	2,702,000	2,774,573
Total			52,565,265
Electric 2.2%
AEP Texas, Inc.
01/15/2050	3.450%	7,720,000	5,090,972
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Alpha Generation LLC(a)
10/15/2032	6.750%	1,428,000	1,456,259
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC(a)
02/15/2032	6.375%	2,603,000	2,567,711
Calpine Corp.(a)
02/15/2028	4.500%	2,035,000	1,996,600
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	910,000	888,768
02/15/2031	3.750%	8,532,000	7,701,993
01/15/2032	3.750%	3,452,000	3,030,383
DTE Energy Co.
07/01/2027	4.950%	8,485,000	8,554,547
Duke Energy Corp.
09/01/2046	3.750%	7,780,000	5,590,805
Edison International
11/15/2028	5.250%	7,553,000	7,439,723
FirstEnergy Corp.
03/01/2050	3.400%	2,732,000	1,785,507
Leeward Renewable Energy Operations LLC(a)
07/01/2029	4.250%	1,411,000	1,285,181
Long Ridge Energy LLC(a)
02/15/2032	8.750%	5,764,000	5,810,432
NextEra Energy Operating Partners LP(a)
10/15/2026	3.875%	603,000	586,122
09/15/2027	4.500%	8,245,000	7,963,955
01/15/2029	7.250%	4,566,000	4,590,841
NRG Energy, Inc.
01/15/2028	5.750%	1,251,000	1,254,938
NRG Energy, Inc.(a)
02/15/2029	3.375%	1,229,000	1,148,325
06/15/2029	5.250%	2,719,000	2,686,747
07/15/2029	5.750%	1,030,000	1,026,712
02/15/2032	3.875%	5,750,000	5,199,028
02/01/2033	6.000%	1,981,000	1,967,163
11/01/2034	6.250%	2,574,000	2,574,633
Pacific Gas and Electric Co.
07/01/2050	4.950%	15,675,000	12,457,722
Pattern Energy Operations LP/Inc.(a)
08/15/2028	4.500%	1,390,000	1,333,792
PG&E Corp.
07/01/2028	5.000%	1,596,000	1,558,138
PG&E Corp.(i)
03/15/2055	7.375%	1,919,000	1,879,985
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	1,334,000	1,297,738
01/15/2030	4.750%	5,930,000	5,596,743

Columbia Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, May 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vistra Operations Co. LLC(a)
09/01/2026	5.500%	2,613,000	2,614,661
02/15/2027	5.625%	3,311,000	3,310,386
07/31/2027	5.000%	1,280,000	1,276,801
05/01/2029	4.375%	1,350,000	1,305,370
10/15/2031	7.750%	3,834,000	4,065,247
04/15/2032	6.875%	1,408,000	1,466,413
XPLR Infrastructure Operating Partners LP(a)
01/15/2031	8.375%	2,256,000	2,355,780
03/15/2033	8.625%	4,186,000	4,395,685
Total			127,111,806
Environmental 0.1%
GFL Environmental, Inc.(a)
08/01/2028	4.000%	2,000,000	1,923,791
01/15/2031	6.750%	3,195,000	3,316,164
Waste Pro USA, Inc.(a)
02/01/2033	7.000%	3,201,000	3,289,533
Total			8,529,488
Finance Companies 1.1%
GGAM Finance Ltd.(a)
02/15/2027	8.000%	2,781,000	2,860,545
04/15/2029	6.875%	1,579,000	1,615,947
03/15/2030	5.875%	2,325,000	2,319,916
Navient Corp.
06/25/2025	6.750%	878,000	878,595
03/15/2027	5.000%	2,610,000	2,578,270
03/15/2029	5.500%	1,093,000	1,052,340
03/15/2031	11.500%	1,757,000	1,990,529
08/01/2033	5.625%	3,225,000	2,839,992
OneMain Finance Corp.
05/15/2029	6.625%	3,362,000	3,399,809
03/15/2030	7.875%	2,502,000	2,614,203
09/15/2030	4.000%	1,882,000	1,694,056
05/15/2031	7.500%	1,847,000	1,901,489
11/15/2031	7.125%	817,000	832,088
03/15/2032	6.750%	1,330,000	1,321,750
OneMain Finance Corp.(j)
09/15/2032	7.125%	2,736,000	2,753,089
Provident Funding Associates LP/PFG Finance Corp.(a)
09/15/2029	9.750%	6,545,000	6,819,392
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
03/01/2031	3.875%	3,811,000	3,448,255
10/15/2033	4.000%	15,861,000	13,701,993
Springleaf Finance Corp.
11/15/2029	5.375%	169,000	163,765
United Wholesale Mortgage LLC(a)
11/15/2025	5.500%	1,435,000	1,433,305
06/15/2027	5.750%	2,863,000	2,822,363
04/15/2029	5.500%	3,544,000	3,399,633
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
UWM Holdings LLC(a)
02/01/2030	6.625%	3,543,000	3,473,573
Total			65,914,897
Food and Beverage 1.7%
Bacardi Ltd.(a)
05/15/2028	4.700%	2,526,000	2,519,331
05/15/2048	5.300%	17,883,000	15,111,745
Bacardi Ltd./Bacardi-Martini BV(a)
06/15/2033	5.400%	25,055,000	24,431,238
Chobani Holdco II LLC(a),(h)
10/01/2029	8.750%	4,998,042	5,330,814
Chobani LLC/Finance Corp., Inc.(a)
07/01/2029	7.625%	2,923,000	3,067,458
Constellation Brands, Inc.
08/01/2029	3.150%	4,232,000	3,984,612
Darling Ingredients, Inc.(a)
04/15/2027	5.250%	2,845,000	2,823,689
General Mills, Inc.
01/30/2027	4.700%	4,450,000	4,468,104
Lamb Weston Holdings, Inc.(a)
05/15/2028	4.875%	893,000	882,360
01/31/2030	4.125%	2,124,000	2,003,798
Pepsico Singapore Financing I Pte Ltd.
02/16/2027	4.650%	5,843,000	5,885,147
Performance Food Group, Inc.(a)
09/15/2032	6.125%	1,143,000	1,153,074
Post Holdings, Inc.(a)
04/15/2030	4.625%	1,287,000	1,220,091
09/15/2031	4.500%	6,210,000	5,662,578
02/15/2032	6.250%	1,824,000	1,854,711
Primo Water Holdings, Inc./Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	3,257,000	3,266,573
04/30/2029	4.375%	3,350,000	3,215,916
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	4,138,000	3,853,043
US Foods, Inc.(a)
09/15/2028	6.875%	1,558,000	1,604,542
02/15/2029	4.750%	967,000	945,982
06/01/2030	4.625%	3,348,000	3,222,689
01/15/2032	7.250%	1,450,000	1,517,223
Total			98,024,718
Gaming 0.9%
Boyd Gaming Corp.
12/01/2027	4.750%	1,974,000	1,944,548
Boyd Gaming Corp.(a)
06/15/2031	4.750%	1,622,000	1,520,836
Columbia Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, May 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Caesars Entertainment, Inc.(a)
02/15/2030	7.000%	2,332,000	2,391,478
02/15/2032	6.500%	4,045,000	4,078,599
10/15/2032	6.000%	1,927,000	1,848,383
Churchill Downs, Inc.(a)
01/15/2028	4.750%	2,174,000	2,124,224
05/01/2031	6.750%	1,149,000	1,171,075
Colt Merger Sub, Inc.(a)
07/01/2027	8.125%	916,000	918,476
Light & Wonder International, Inc.(a)
09/01/2031	7.500%	330,000	341,114
MGM Resorts International
09/15/2029	6.125%	1,908,000	1,915,747
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%	4,992,000	4,790,669
Penn National Gaming, Inc.(a)
01/15/2027	5.625%	414,000	408,531
07/01/2029	4.125%	7,220,000	6,469,652
Rivers Enterprise Borrower LLC/Finance Corp.(a)
02/01/2033	6.625%	5,384,000	5,320,135
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%	9,301,000	8,835,363
Scientific Games International, Inc.(a)
11/15/2029	7.250%	2,450,000	2,521,090
Voyager Parent LLC(a)
07/01/2032	9.250%	2,717,000	2,805,159
Total			49,405,079
Health Care 3.3%
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	2,108,000	2,078,827
04/15/2029	5.000%	5,815,000	5,572,312
03/15/2033	7.375%	2,422,000	2,468,488
Avantor Funding, Inc.(a)
07/15/2028	4.625%	1,819,000	1,772,666
11/01/2029	3.875%	4,861,000	4,535,300
Bausch & Lomb Escrow Corp.(a)
10/01/2028	8.375%	2,463,000	2,556,872
Charles River Laboratories International, Inc.(a)
05/01/2028	4.250%	455,000	437,235
03/15/2029	3.750%	1,124,000	1,041,570
03/15/2031	4.000%	975,000	874,929
CHS/Community Health Systems, Inc.(a)
03/15/2027	5.625%	2,690,000	2,651,127
04/15/2029	6.875%	2,281,000	1,901,219
05/15/2030	5.250%	4,449,000	4,005,311
02/15/2031	4.750%	2,397,000	2,051,591
01/15/2032	10.875%	1,005,000	1,071,939
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cigna Corp.
03/15/2050	3.400%	2,340,000	1,529,034
Cigna Group (The)
02/15/2054	5.600%	2,304,000	2,128,441
Concentra Escrow Issuer Corp.(a)
07/15/2032	6.875%	6,249,000	6,437,802
CVS Health Corp.
03/25/2038	4.780%	28,610,000	25,429,989
DaVita, Inc.(a)
07/15/2033	6.750%	3,499,000	3,532,528
GE HealthCare Technologies, Inc.
11/15/2027	5.650%	18,980,000	19,473,866
HCA, Inc.
02/01/2029	5.875%	2,135,000	2,203,502
09/01/2030	3.500%	31,379,000	29,246,317
03/01/2035	5.750%	10,210,000	10,298,247
Indigo Merger Sub, Inc.(a)
07/15/2026	2.875%	499,000	485,596
IQVIA, Inc.(a)
10/15/2026	5.000%	823,000	820,436
05/15/2027	5.000%	1,864,000	1,850,702
05/15/2030	6.500%	993,000	1,014,994
LifePoint Health, Inc.(a)
10/15/2030	11.000%	3,358,000	3,694,429
Medline Borrower LP/Co-Issuer, Inc.(a)
04/01/2029	6.250%	2,131,000	2,169,045
Mozart Debt Merger Sub, Inc.(a)
04/01/2029	3.875%	2,870,000	2,706,429
10/01/2029	5.250%	6,635,000	6,483,213
Select Medical Corp.(a)
12/01/2032	6.250%	3,257,000	3,226,498
Star Parent, Inc.(a)
10/01/2030	9.000%	6,682,000	6,906,131
Surgery Center Holdings, Inc.(a)
04/15/2032	7.250%	6,120,000	6,112,691
Tenet Healthcare Corp.
02/01/2027	6.250%	3,617,000	3,615,628
11/01/2027	5.125%	2,981,000	2,961,181
10/01/2028	6.125%	2,640,000	2,644,358
01/15/2030	4.375%	6,601,000	6,308,026
05/15/2031	6.750%	6,531,000	6,727,282
Total			191,025,751
Healthcare Insurance 1.0%
Centene Corp.
10/15/2030	3.000%	43,721,000	38,462,899
03/01/2031	2.500%	9,867,000	8,380,122
08/01/2031	2.625%	7,000	5,929

Columbia Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, May 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
UnitedHealth Group, Inc.
04/15/2054	5.375%	9,200,000	8,280,395
Total			55,129,345
Home Construction 0.1%
Shea Homes LP/Funding Corp.
02/15/2028	4.750%	3,237,000	3,167,399
04/01/2029	4.750%	1,337,000	1,280,480
Taylor Morrison Communities, Inc.(a)
01/15/2028	5.750%	1,294,000	1,301,208
Total			5,749,087
Independent Energy 1.3%
APA Corp.(a)
02/15/2055	6.750%	1,019,000	919,506
Baytex Energy Corp.(a)
04/30/2030	8.500%	1,384,000	1,342,545
03/15/2032	7.375%	3,776,000	3,429,954
Civitas Resources, Inc.(a)
07/01/2028	8.375%	2,936,000	2,957,762
11/01/2030	8.625%	1,354,000	1,337,007
07/01/2031	8.750%	3,710,000	3,633,820
Civitas Resources, Inc.(a),(j)
06/15/2033	9.625%	1,887,000	1,891,956
CNX Resources Corp.(a)
01/15/2029	6.000%	3,110,000	3,083,172
03/01/2032	7.250%	1,637,000	1,670,986
Colgate Energy Partners III LLC(a)
07/01/2029	5.875%	6,862,000	6,775,325
Comstock Resources, Inc.(a)
03/01/2029	6.750%	1,278,000	1,263,915
01/15/2030	5.875%	407,000	386,340
EQT Corp.(a)
01/15/2029	4.500%	1,319,000	1,289,628
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	2,381,000	2,354,478
02/01/2029	5.750%	3,120,000	2,982,618
04/15/2032	6.250%	3,281,000	2,995,885
11/01/2033	8.375%	2,459,000	2,450,905
02/15/2035	7.250%	5,407,000	5,030,423
Matador Resources Co.(a)
04/15/2028	6.875%	1,212,000	1,227,789
04/15/2032	6.500%	3,197,000	3,131,847
04/15/2033	6.250%	5,757,000	5,555,145
Occidental Petroleum Corp.
08/01/2027	5.000%	3,276,000	3,276,483
10/01/2054	6.050%	3,976,000	3,456,196
Permian Resources Operating LLC(a)
01/15/2032	7.000%	4,570,000	4,686,061
02/01/2033	6.250%	1,946,000	1,917,775
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SM Energy Co.(a)
08/01/2029	6.750%	1,965,000	1,929,193
08/01/2032	7.000%	2,619,000	2,511,386
Total			73,488,100
Integrated Energy 0.3%
BP Capital Markets America, Inc.
11/17/2027	5.017%	16,270,000	16,522,595
Leisure 0.6%
Boyne USA, Inc.(a)
05/15/2029	4.750%	722,000	695,694
Carnival Corp.(a)
08/01/2028	4.000%	3,088,000	2,986,699
08/15/2029	7.000%	1,868,000	1,961,150
03/15/2030	5.750%	2,619,000	2,624,362
02/15/2033	6.125%	2,523,000	2,527,267
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
04/15/2027	5.375%	551,000	548,805
10/01/2028	6.500%	782,000	788,926
Cinemark USA, Inc.(a)
08/01/2032	7.000%	785,000	809,135
Live Nation Entertainment, Inc.(a)
03/15/2026	5.625%	639,000	640,174
NCL Corp., Ltd.(a)
03/15/2026	5.875%	276,000	276,140
02/15/2027	5.875%	1,143,000	1,142,606
02/01/2032	6.750%	2,645,000	2,646,014
Royal Caribbean Cruises Ltd.(a)
09/30/2031	5.625%	775,000	765,980
Six Flags Entertainment Corp.(a)
05/15/2031	7.250%	3,723,000	3,803,146
Six Flags Entertainment Corp./Theme Parks, Inc.(a)
05/01/2032	6.625%	2,956,000	3,014,194
Vail Resorts, Inc.(a)
05/15/2032	6.500%	1,584,000	1,624,119
Viking Cruises Ltd.(a)
09/15/2027	5.875%	2,281,000	2,279,817
02/15/2029	7.000%	1,092,000	1,099,708
07/15/2031	9.125%	2,980,000	3,199,189
Total			33,433,125
Life Insurance 0.2%
Lincoln Financial Global Funding(a)
01/13/2030	5.300%	499,000	510,219
Met Tower Global Funding(a)
04/12/2029	5.250%	10,572,000	10,816,811
Total			11,327,030
Columbia Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, May 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lodging 0.3%
Hilton Domestic Operating Co., Inc.(a)
02/15/2032	3.625%	3,490,000	3,105,115
04/01/2032	6.125%	3,156,000	3,205,256
Hilton Grand Vacations Borrower Escrow LLC(a)
07/01/2031	4.875%	1,353,000	1,212,746
01/15/2032	6.625%	3,880,000	3,876,096
Hilton Worldwide Finance LLC/Corp.
04/01/2027	4.875%	3,075,000	3,065,345
Wyndham Hotels & Resorts, Inc.(a)
08/15/2028	4.375%	1,955,000	1,892,170
Total			16,356,728
Media and Entertainment 1.1%
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%	1,387,000	1,267,415
09/15/2028	9.000%	1,191,000	1,250,790
06/01/2029	7.500%	4,074,000	3,600,861
04/01/2030	7.875%	5,501,000	5,577,121
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	1,257,000	1,231,140
iHeartCommunications, Inc.(a)
05/01/2029	9.125%	1,805,889	1,512,394
05/01/2030	10.875%	870,862	430,611
Mav Acquisition Corp.(a)
08/01/2029	8.000%	2,799,000	2,806,084
McGraw-Hill Education, Inc.(a)
09/01/2031	7.375%	4,250,000	4,371,683
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	3,572,000	3,531,450
01/15/2029	4.250%	811,000	768,440
03/15/2030	4.625%	2,185,000	2,053,702
02/15/2031	7.375%	696,000	735,751
Playtika Holding Corp.(a)
03/15/2029	4.250%	1,953,000	1,748,225
Roblox Corp.(a)
05/01/2030	3.875%	5,315,000	4,951,029
Snap, Inc.(a)
03/01/2033	6.875%	6,228,000	6,307,930
Univision Communications, Inc.(a)
08/15/2028	8.000%	2,553,000	2,554,831
05/01/2029	4.500%	2,385,000	2,116,727
Warnermedia Holdings, Inc.
03/15/2027	3.755%	5,168,000	5,010,989
03/15/2062	5.391%	22,362,000	14,368,093
Total			66,195,266
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Metals and Mining 0.6%
Alcoa Nederland Holding BV(a)
03/15/2031	7.125%	1,072,000	1,111,442
Allegheny Technologies, Inc.
10/01/2029	4.875%	818,000	792,056
10/01/2031	5.125%	2,729,000	2,634,374
Cleveland-Cliffs, Inc.(a)
11/01/2029	6.875%	905,000	841,347
03/15/2032	7.000%	434,000	374,884
05/01/2033	7.375%	459,000	394,071
Constellium SE(a)
06/15/2028	5.625%	2,490,000	2,444,801
04/15/2029	3.750%	4,741,000	4,376,039
08/15/2032	6.375%	3,297,000	3,280,730
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%	1,464,000	1,451,808
04/01/2029	6.125%	5,064,000	5,073,418
Kaiser Aluminum Corp.(a)
06/01/2031	4.500%	5,025,000	4,612,899
Novelis Corp.(a)
11/15/2026	3.250%	1,369,000	1,342,826
01/30/2030	4.750%	2,010,000	1,909,485
08/15/2031	3.875%	2,967,000	2,640,088
Novelis, Inc.(a)
01/30/2030	6.875%	879,000	906,428
Total			34,186,696
Midstream 2.4%
AmeriGas Partners LP/Finance Corp.(a)
06/01/2030	9.500%	3,473,000	3,507,992
Antero Midstream Partners LP/Finance Corp.(a)
02/01/2032	6.625%	1,715,000	1,753,939
CNX Midstream Partners LP(a)
04/15/2030	4.750%	5,384,000	4,990,183
Delek Logistics Partners LP/Finance Corp.(a)
03/15/2029	8.625%	8,365,000	8,675,840
Enbridge, Inc.
04/05/2027	5.250%	7,793,000	7,884,872
Galaxy Pipeline Assets Bidco Ltd.(a)
03/31/2036	2.625%	18,903,000	15,816,524
09/30/2040	3.250%	3,925,000	3,002,124
Greensaif Pipelines Bidco Sarl(a)
02/23/2038	6.129%	11,038,000	11,194,761
Hess Midstream Operations LP(a)
03/01/2028	5.875%	1,291,000	1,302,626
10/15/2030	5.500%	1,293,000	1,277,977
ITT Holdings LLC(a)
08/01/2029	6.500%	437,000	408,807

Columbia Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, May 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NuStar Logistics LP
06/01/2026	6.000%	4,476,000	4,493,239
04/28/2027	5.625%	1,573,000	1,576,297
Rockies Express Pipeline LLC(a)
03/15/2033	6.750%	1,293,000	1,332,035
Sunoco LP(a)
05/01/2029	7.000%	2,162,000	2,233,429
05/01/2032	7.250%	2,041,000	2,123,811
07/01/2033	6.250%	2,518,000	2,518,194
TransMontaigne Partners LLC(a)
06/15/2030	8.500%	6,111,000	6,261,063
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	4,429,000	4,123,936
08/15/2031	4.125%	4,227,000	3,829,895
11/01/2033	3.875%	8,197,000	7,011,278
Venture Global LNG, Inc.(a),(i),(k)
	9.000%	6,226,000	5,893,664
Venture Global LNG, Inc.(a)
02/01/2029	9.500%	2,432,000	2,595,757
01/15/2030	7.000%	1,548,000	1,542,853
06/01/2031	8.375%	5,789,000	5,877,689
02/01/2032	9.875%	2,466,000	2,626,983
Venture Global Plaquemines LNG LLC(a)
05/01/2033	7.500%	1,765,000	1,844,931
05/01/2035	7.750%	1,765,000	1,859,992
Western Midstream Operating LP
01/15/2029	6.350%	3,871,000	4,021,744
Williams Companies, Inc. (The)
08/15/2028	5.300%	17,155,000	17,541,662
Total			139,124,097
Natural Gas 0.1%
NiSource, Inc.
05/01/2030	3.600%	6,399,000	6,090,505
Oil Field Services 0.6%
Archrock Partners LP/Finance Corp.(a)
09/01/2032	6.625%	1,387,000	1,396,430
Kodiak Gas Services LLC(a)
02/15/2029	7.250%	916,000	940,154
Nabors Industries Ltd.(a)
01/15/2028	7.500%	4,083,000	3,405,644
Nabors Industries, Inc.(a)
05/15/2027	7.375%	531,000	509,659
01/31/2030	9.125%	4,802,000	4,365,184
08/15/2031	8.875%	5,539,000	3,792,828
Noble Finance II LLC(a)
04/15/2030	8.000%	1,638,000	1,636,721
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Transocean Aquila Ltd.(a)
09/30/2028	8.000%	3,262,354	3,264,325
Transocean Titan Financing Ltd.(a)
02/01/2028	8.375%	6,871,666	6,975,813
Transocean, Inc.(a)
05/15/2029	8.250%	776,000	699,643
05/15/2031	8.500%	3,061,000	2,631,745
USA Compression Partners LP/Finance Corp.(a)
03/15/2029	7.125%	7,226,000	7,344,722
Total			36,962,868
Other Industry 0.1%
Booz Allen Hamilton, Inc.(a)
09/01/2028	3.875%	1,358,000	1,300,271
Williams Scotsman International, Inc.(a)
08/15/2028	4.625%	1,054,000	1,028,325
Williams Scotsman, Inc.(a)
06/15/2029	6.625%	983,000	1,003,759
04/15/2030	6.625%	1,303,000	1,335,504
Total			4,667,859
Other REIT 0.5%
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%	3,838,000	3,833,733
02/01/2027	4.250%	1,293,000	1,266,880
06/15/2029	4.750%	3,261,000	3,159,023
07/15/2031	7.000%	1,434,000	1,487,059
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
10/01/2028	5.875%	4,100,000	4,036,618
05/15/2029	4.875%	1,134,000	1,072,851
02/01/2030	7.000%	947,000	955,727
RHP Hotel Properties LP/Finance Corp.(a)
07/15/2028	7.250%	616,000	634,095
02/15/2029	4.500%	860,000	830,413
04/01/2032	6.500%	1,679,000	1,703,412
RHP Hotel Properties LP/Finance Corp.(a),(j)
06/15/2033	6.500%	1,540,000	1,566,333
RLJ Lodging Trust LP(a)
07/01/2026	3.750%	1,102,000	1,085,381
Service Properties Trust
06/15/2029	8.375%	1,009,000	1,018,995
06/15/2032	8.875%	1,569,000	1,573,828
Service Properties Trust(a)
11/15/2031	8.625%	1,493,000	1,590,432
XHR LP(a)
05/15/2030	6.625%	712,000	713,374
Total			26,528,154
Columbia Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, May 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Packaging 0.5%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
09/01/2029	4.000%	9,111,000	8,073,034
Canpack SA/US LLC(a)
11/15/2029	3.875%	3,287,000	3,017,284
Clydesdale Acquisition Holdings, Inc.(a)
04/15/2030	8.750%	5,482,000	5,602,710
04/15/2032	6.750%	5,888,000	5,952,979
Crown Cork & Seal Co., Inc.
12/15/2026	7.375%	5,097,000	5,255,975
Silgan Holdings, Inc.
02/01/2028	4.125%	3,935,000	3,822,180
Total			31,724,162
Pharmaceuticals 1.5%
1261229 BC Ltd.(a)
04/15/2032	10.000%	8,068,000	7,987,620
AbbVie, Inc.
03/15/2029	4.800%	13,495,000	13,691,430
11/21/2029	3.200%	3,726,000	3,534,686
Amgen, Inc.
03/02/2063	5.750%	9,555,000	9,049,434
Bausch Health Companies, Inc.(a)
06/01/2028	4.875%	2,831,000	2,317,533
09/30/2028	11.000%	789,000	755,282
Gilead Sciences, Inc.
03/01/2026	3.650%	36,182,000	35,944,541
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	6,892,000	6,534,317
Jazz Securities DAC(a)
01/15/2029	4.375%	2,600,000	2,493,742
Organon Finance 1 LLC(a)
04/30/2028	4.125%	1,379,000	1,295,323
04/30/2031	5.125%	2,517,000	2,115,892
Total			85,719,800
Property & Casualty 1.0%
Acrisure LLC/Finance, Inc.(a)
08/01/2029	6.000%	1,841,000	1,781,678
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%	718,000	697,793
10/15/2027	6.750%	3,819,000	3,831,324
04/15/2028	6.750%	5,567,000	5,642,108
11/01/2029	5.875%	1,991,000	1,951,910
01/15/2031	7.000%	2,647,000	2,705,260
10/01/2031	6.500%	1,285,000	1,297,009
10/01/2032	7.375%	1,162,000	1,196,942
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AmWINS Group, Inc.(a)
02/15/2029	6.375%	1,979,000	2,007,458
Ardonagh Finco Ltd.(a)
02/15/2031	7.750%	3,666,000	3,789,544
Ardonagh Group Finance Ltd.(a)
02/15/2032	8.875%	4,562,000	4,716,955
AssuredPartners, Inc.(a)
01/15/2029	5.625%	3,403,000	3,399,289
02/15/2032	7.500%	591,000	633,313
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	6,624,000	6,516,461
HUB International Ltd.(a)
01/31/2032	7.375%	1,895,000	1,978,221
HUB International, Ltd.(a)
06/15/2030	7.250%	9,107,000	9,488,784
Panther Escrow Issuer LLC(a)
06/01/2031	7.125%	3,637,000	3,761,405
Ryan Specialty LLC(a)
08/01/2032	5.875%	2,930,000	2,912,474
Total			58,307,928
Railroads 0.5%
Genesee & Wyoming, Inc.(a)
04/15/2032	6.250%	2,787,000	2,837,332
Norfolk Southern Corp.
06/15/2026	2.900%	8,699,000	8,563,203
08/01/2030	5.050%	10,246,000	10,476,190
Watco Cos LLC/Finance Corp.(a)
08/01/2032	7.125%	4,443,000	4,577,997
Total			26,454,722
Restaurants 0.4%
1011778 BC ULC/New Red Finance, Inc.(a)
01/15/2028	3.875%	6,399,000	6,194,374
09/15/2029	5.625%	1,840,000	1,853,631
10/15/2030	4.000%	3,320,000	3,053,537
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2029	4.625%	2,942,000	2,758,724
01/15/2030	6.750%	5,092,000	4,620,105
Yum! Brands, Inc.
04/01/2032	5.375%	2,405,000	2,378,719
Total			20,859,090
Retailers 0.7%
Asbury Automotive Group, Inc.(a)
11/15/2029	4.625%	701,000	666,271
02/15/2032	5.000%	701,000	654,628

Columbia Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, May 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Belron UK Finance PLC(a)
10/15/2029	5.750%	1,924,000	1,930,659
Group 1 Automotive, Inc.(a)
08/15/2028	4.000%	999,000	955,305
01/15/2030	6.375%	699,000	713,664
Hanesbrands, Inc.(a)
02/15/2031	9.000%	3,392,000	3,580,562
L Brands, Inc.
02/01/2028	5.250%	1,053,000	1,052,769
06/15/2029	7.500%	1,465,000	1,503,350
11/01/2035	6.875%	1,511,000	1,522,745
LCM Investments Holdings II LLC(a)
05/01/2029	4.875%	1,142,000	1,100,254
08/01/2031	8.250%	1,111,000	1,177,914
Lithia Motors, Inc.(a)
01/15/2031	4.375%	1,325,000	1,242,648
Lowe’s Companies, Inc.
04/01/2052	4.250%	3,773,000	2,867,948
04/01/2062	4.450%	16,942,000	12,713,250
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	2,780,000	2,692,469
02/15/2029	7.750%	4,277,000	4,168,778
Walgreens Boots Alliance, Inc.
11/18/2044	4.800%	675,000	624,168
Wolverine World Wide, Inc.(a)
08/15/2029	4.000%	3,954,000	3,459,993
Total			42,627,375
Supermarkets 0.1%
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	3.250%	2,743,000	2,698,462
01/15/2027	4.625%	1,313,000	1,300,115
02/15/2030	4.875%	536,000	521,536
Total			4,520,113
Technology 3.4%
Amentum Escrow Corp.(a)
08/01/2032	7.250%	4,353,000	4,442,315
Block, Inc.
06/01/2026	2.750%	1,714,000	1,671,152
06/01/2031	3.500%	1,723,000	1,555,944
05/15/2032	6.500%	3,394,000	3,470,570
Broadcom, Inc.
04/15/2028	4.800%	6,313,000	6,386,116
Broadcom, Inc.(a)
11/15/2036	3.187%	16,529,000	13,431,778
CACI International, Inc.(a),(j)
06/15/2033	6.375%	2,852,000	2,907,000
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(a)
06/15/2029	8.000%	4,567,000	4,089,903
Central Parent, Inc./CDK Global, Inc.(a)
06/15/2029	7.250%	2,626,000	2,321,021
Clarivate Science Holdings Corp.(a)
07/01/2028	3.875%	2,776,000	2,646,714
07/01/2029	4.875%	5,779,000	5,344,571
Cloud Software Group, Inc.(a)
09/30/2029	9.000%	6,872,000	7,027,763
06/30/2032	8.250%	3,978,000	4,183,720
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	8,921,000	8,250,955
Ellucian Holdings, Inc.(a)
12/01/2029	6.500%	1,060,000	1,074,095
Entegris Escrow Corp.(a)
04/15/2029	4.750%	2,603,000	2,529,260
06/15/2030	5.950%	5,154,000	5,158,185
Fair Isaac Corp.(a)
05/15/2033	6.000%	2,354,000	2,349,595
Gartner, Inc.(a)
07/01/2028	4.500%	1,484,000	1,468,610
Gen Digital, Inc.(a)
04/01/2033	6.250%	1,961,000	1,983,439
GTCR W-2 Merger Sub LLC(a)
01/15/2031	7.500%	5,615,000	5,935,781
HealthEquity, Inc.(a)
10/01/2029	4.500%	2,857,000	2,731,853
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%	2,367,000	2,251,757
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl(a)
05/01/2029	8.750%	4,437,000	4,524,668
Intel Corp.
03/25/2050	4.750%	6,800,000	5,339,383
ION Trading Technologies Sarl(a)
05/15/2028	5.750%	2,590,000	2,500,523
05/30/2029	9.500%	4,782,000	4,952,028
Iron Mountain, Inc.(a)
09/15/2027	4.875%	4,523,000	4,464,188
09/15/2029	4.875%	664,000	644,034
07/15/2030	5.250%	2,592,000	2,524,708
01/15/2033	6.250%	1,187,000	1,197,585
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%	10,140,000	9,763,700
NCR Atleos Escrow Corp.(a)
04/01/2029	9.500%	4,022,000	4,391,680
NCR Corp.(a)
10/01/2028	5.000%	3,473,000	3,421,712
04/15/2029	5.125%	982,000	957,845
Columbia Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, May 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Neptune Bidco US, Inc.(a)
04/15/2029	9.290%	7,273,000	6,892,211
NXP BV/Funding LLC/USA, Inc.
05/01/2030	3.400%	2,210,000	2,064,104
01/15/2033	5.000%	7,610,000	7,422,332
Picard Midco, Inc.(a)
03/31/2029	6.500%	8,693,000	8,687,115
Seagate HDD
12/15/2029	8.250%	1,930,000	2,056,567
Sensata Technologies BV(a)
09/01/2030	5.875%	2,018,000	1,992,938
Sensata Technologies, Inc.(a)
07/15/2032	6.625%	436,000	440,173
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%	5,103,000	5,095,991
08/15/2032	6.750%	2,764,000	2,820,118
SS&C Technologies, Inc.(a)
06/01/2032	6.500%	1,508,000	1,547,392
Synaptics, Inc.(a)
06/15/2029	4.000%	6,732,000	6,266,106
UKG, Inc.(a)
02/01/2031	6.875%	4,210,000	4,343,631
WEX, Inc.(a)
03/15/2033	6.500%	3,004,000	2,970,646
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	5,157,000	4,800,232
Total			195,293,707
Transportation Services 0.4%
Avis Budget Car Rental LLC/Finance, Inc.(a)
01/15/2030	8.250%	4,469,000	4,538,384
02/15/2031	8.000%	2,358,000	2,385,506
06/15/2032	8.375%	1,498,000	1,510,063
ERAC USA Finance LLC(a)
11/01/2025	3.800%	907,000	902,627
05/01/2028	4.600%	13,488,000	13,569,862
Total			22,906,442
Wireless 0.9%
Altice France Holding SA(a)
02/15/2028	6.000%	3,633,000	1,323,739
Altice France SA(a)
07/15/2029	5.125%	5,899,000	4,972,618
10/15/2029	5.500%	1,316,000	1,117,649
SBA Communications Corp.
02/15/2027	3.875%	460,000	450,996
02/01/2029	3.125%	5,224,000	4,855,894
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sprint Capital Corp.
11/15/2028	6.875%	3,098,000	3,314,494
T-Mobile USA, Inc.
01/15/2029	4.850%	25,100,000	25,344,717
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	4,397,000	3,978,305
07/15/2031	4.750%	2,092,000	1,921,680
04/15/2032	7.750%	4,447,000	4,581,870
Total			51,861,962
Wirelines 0.6%
AT&T, Inc.
12/01/2033	2.550%	6,715,000	5,520,949
Fibercop SpA(a)
07/18/2036	7.200%	3,543,000	3,446,197
Frontier Communications Corp.(a)
05/01/2028	5.000%	1,941,000	1,937,316
Frontier Communications Holdings LLC(a)
05/15/2030	8.750%	822,000	864,430
03/15/2031	8.625%	2,232,000	2,377,891
Iliad Holding SAS(a)
10/15/2028	7.000%	5,063,000	5,140,035
Iliad Holding SASU(a)
04/15/2031	8.500%	1,651,000	1,739,271
04/15/2032	7.000%	1,563,000	1,574,113
Optics Bidco SpA(a)
06/04/2038	7.721%	4,336,000	4,331,595
Verizon Communications, Inc.
03/21/2031	2.550%	7,180,000	6,356,737
Windstream Escrow LLC/Finance Corp.(a)
10/01/2031	8.250%	4,339,000	4,517,283
Total			37,805,817
Total Corporate Bonds & Notes (Cost $2,402,911,540)			2,388,683,858

Foreign Government Obligations(l),(m) 5.9%

Angola 0.1%
Angolan Government International Bond(a)
05/08/2048	9.375%	7,000,000	5,148,126
Brazil 0.2%
Brazilian Government International Bond
06/12/2030	3.875%	2,024,000	1,886,291
01/07/2041	5.625%	11,000,000	9,643,304
Total			11,529,595

Columbia Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, May 31, 2025 (Unaudited)
Foreign Government Obligations(l),(m) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Canada 0.1%
NOVA Chemicals Corp.(a)
06/01/2027	5.250%		3,264,000	3,255,200
11/15/2028	8.500%		880,000	926,716
02/15/2030	9.000%		2,480,000	2,670,085
12/01/2031	7.000%		1,080,000	1,131,430
Total				7,983,431
Chile 0.2%
Corp Nacional del Cobre de Chile(a)
01/30/2050	3.700%		9,000,000	5,902,115
Corporación Nacional del Cobre de Chile(a)
01/26/2036	6.440%		5,176,000	5,290,758
Total				11,192,873
Colombia 0.8%
Colombia Government International Bond
06/15/2045	5.000%		14,500,000	9,615,410
05/15/2049	5.200%		9,119,000	6,009,836
Colombian TES
04/28/2028	6.000%	COP	126,000,000,000	27,387,229
Total				43,012,475
Dominican Republic 0.3%
Dominican Republic International Bond(a)
01/25/2027	5.950%		4,475,000	4,502,328
04/30/2044	7.450%		7,900,000	8,142,715
01/27/2045	6.850%		3,544,000	3,432,316
Total				16,077,359
Egypt 0.2%
Egypt Government International Bond(a)
04/16/2030	5.625%	EUR	6,600,000	6,736,731
01/31/2047	8.500%		5,700,000	4,368,907
02/21/2048	7.903%		3,000,000	2,181,607
03/01/2049	8.700%		965,000	750,136
Total				14,037,381
India 0.6%
Export-Import Bank of India(a)
01/15/2030	3.250%		6,200,000	5,781,419
India Government Bond
02/06/2033	7.260%	INR	1,972,730,000	24,510,725
Indian Railway Finance Corp., Ltd.(a)
02/10/2031	2.800%		7,000,000	6,245,154
Total				36,537,298
Foreign Government Obligations(l),(m) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Indonesia 0.4%
Indonesia Treasury Bond
04/15/2027	5.125%	IDR	227,007,000,000	13,679,892
04/15/2039	8.375%	IDR	68,305,000,000	4,687,799
PT Pertamina Persero(a)
02/09/2031	2.300%		6,300,000	5,433,206
Total				23,800,897
Ivory Coast 0.2%
Ivory Coast Government International Bond(a)
01/30/2032	4.875%	EUR	9,275,000	9,259,191
06/15/2033	6.125%		3,847,000	3,410,115
Total				12,669,306
Kazakhstan 0.1%
KazMunayGas National Co., JSC(a)
10/24/2048	6.375%		7,000,000	6,242,265
Malaysia 0.1%
Petronas Capital Ltd.(a)
04/03/2055	5.848%		5,720,000	5,657,769
Mexico 0.5%
Mexico Government International Bond
04/16/2030	3.250%		4,000,000	3,645,983
05/07/2036	6.000%		5,257,000	5,046,549
08/14/2041	4.280%		300,000	222,246
Petroleos Mexicanos
03/13/2027	6.500%		7,689,000	7,540,842
02/12/2028	5.350%		4,594,000	4,330,395
02/12/2048	6.350%		8,000,000	5,201,069
Total				25,987,084
Nigeria 0.1%
Nigeria Government International Bond(a)
11/28/2047	7.625%		7,000,000	5,245,841
Oman 0.1%
Oman Government International Bond(a)
01/17/2048	6.750%		6,506,000	6,541,080
Panama 0.1%
Panama Government International Bond
01/19/2033	3.298%		6,779,000	5,342,185
Paraguay 0.1%
Paraguay Government International Bond(a)
03/27/2027	4.700%		1,429,000	1,418,942
08/11/2044	6.100%		2,939,000	2,746,170
Total				4,165,112
Columbia Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, May 31, 2025 (Unaudited)
Foreign Government Obligations(l),(m) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Romania 0.3%
Romanian Government International Bond(a)
02/10/2037	7.500%		4,732,000	4,767,127
07/11/2039	6.750%	EUR	3,828,000	4,253,873
01/28/2050	3.375%	EUR	12,000,000	8,132,655
02/14/2051	4.000%		2,246,000	1,355,115
Total				18,508,770
Saudi Arabia 0.4%
Gaci First Investment Co.(a)
10/13/2032	5.250%		8,600,000	8,653,139
Saudi Arabian Oil Co.(a)
11/24/2030	2.250%		15,163,000	13,342,126
Total				21,995,265
South Korea 0.4%
Korea Treasury Bond
03/10/2028	3.250%	KRW	31,900,000,000	23,813,317
Turkey 0.3%
Turkiye Government International Bond
02/12/2032	7.125%		17,157,000	16,830,068
United Arab Emirates 0.3%
DP World Crescent Ltd.(a)
07/18/2029	3.875%		5,600,000	5,353,496
DP World Ltd.(a)
09/25/2048	5.625%		6,091,000	5,566,499
DP World PLC(a)
07/02/2037	6.850%		3,650,000	3,939,963
09/30/2049	4.700%		2,000,000	1,610,893
Total				16,470,851
Total Foreign Government Obligations (Cost $351,509,364)				338,788,348

Residential Mortgage-Backed Securities - Agency 34.2%

Fannie Mae REMICS(b),(n)
CMO Series 2022-27 Class SJ
-1.0 x 30-day Average SOFR + 6.100% Cap 6.100% 06/25/2052	1.778%		47,142,369	4,694,626
CMO Series 2023-46 Class SD
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 06/25/2050	1.564%		65,863,664	7,114,995
Residential Mortgage-Backed Securities - Agency 34.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2023-62 Class SA
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 10/25/2048	1.764%	68,297,883	8,007,367
Federal Home Loan Mortgage Corp.
05/01/2052	3.000%	53,272,563	45,843,862
09/01/2052- 10/01/2053	5.000%	76,569,512	75,403,881
12/01/2053	5.500%	34,879,683	34,828,834
12/01/2053	6.000%	36,565,623	37,282,194
Federal Home Loan Mortgage Corp.(n)
CMO Series 304 Class C69
12/15/2042	4.000%	1,817,142	312,031
CMO Series 4147 Class CI
01/15/2041	3.500%	491,506	5,397
Federal Home Loan Mortgage Corp.(b),(n)
CMO Series 318 Class S1
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 11/15/2043	1.503%	3,651,458	386,807
CMO Series 4620 Class AS
-1.0 x 30-day Average SOFR + 0.554% 11/15/2042	2.098%	5,897,088	555,668
CMO Series 4903 Class SA
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 08/25/2049	1.614%	20,131,086	2,256,858
CMO STRIPS Series 326 Class S1
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 03/15/2044	1.553%	643,609	65,405
Federal Home Loan Mortgage Corp.(e),(n)
CMO Series 4515 Class SA
08/15/2038	2.326%	2,307,918	143,349
Federal Home Loan Mortgage Corp. REMICS(n)
CMO Series 5051 Class KI
12/25/2050	2.500%	32,711,313	4,911,061
CMO Series 5192 Class PI
10/25/2051	2.500%	51,671,564	5,792,129
CMO Series 5198 Class KI
02/25/2052	3.000%	37,861,325	6,722,812

Columbia Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, May 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency 34.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association
08/01/2032- 04/01/2052	3.000%	33,694,315	29,002,315
04/01/2052	2.500%	13,909,631	11,390,481
05/01/2052- 06/01/2052	3.500%	148,185,045	133,138,643
10/01/2053	5.500%	33,293,956	33,249,847
Federal National Mortgage Association(e),(n)
CMO Series 2006-5 Class N1
08/25/2034	0.000%	1,914,893	19
Federal National Mortgage Association(n)
CMO Series 2012-129 Class IC
01/25/2041	3.500%	337,017	5,902
CMO Series 2012-131 Class MI
01/25/2040	3.500%	213,273	1,625
CMO Series 2013-1 Class AI
02/25/2043	3.500%	1,335,132	188,388
Federal National Mortgage Association(b),(n)
CMO Series 2013-101 Class CS
-1.0 x 30-day Average SOFR + 5.786% Cap 5.900% 10/25/2043	1.464%	5,248,832	544,034
CMO Series 2014-93 Class ES
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 01/25/2045	1.714%	8,864,383	1,038,955
CMO Series 2016-26 Class SA
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 05/25/2046	1.614%	7,943,410	885,332
CMO Series 2016-31 Class VS
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 06/25/2046	1.564%	5,091,152	595,400
CMO Series 2016-42 Class SB
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 07/25/2046	1.564%	18,039,901	1,870,945
CMO Series 2017-47 Class SE
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 06/25/2047	1.664%	5,541,107	633,849
Residential Mortgage-Backed Securities - Agency 34.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-56 Class SB
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 07/25/2047	1.714%	19,404,026	2,321,480
CMO Series 2018-76 Class SN
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 10/25/2048	1.714%	6,466,594	826,217
CMO Series 2019-67 Class SE
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 11/25/2049	1.614%	17,758,303	2,147,069
CMO Series 2019-8 Class SG
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 03/25/2049	1.564%	17,701,631	1,827,801
Federal National Mortgage Association REMICS(n)
CMO Series 2020-77 Class IL
11/25/2050	2.500%	30,971,369	4,690,567
Federal National Mortgage Association REMICS(b),(n)
CMO Series 2023-61 Class GS
-1.0 x 30-day Average SOFR + 5.700% Cap 5.700% 12/25/2053	1.378%	133,333,671	7,894,060
Freddie Mac REMICS(n)
CMO Series 5287 Class NI
05/25/2051	3.500%	35,942,659	7,159,001
Freddie Mac REMICS(b),(n)
CMO Series 5356 Class SC
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 07/15/2049	1.553%	83,626,517	8,797,075
Freddie Mac REMICS(b)
CMO Series 5513 Class MQ
30-day Average SOFR + 3.950% Cap 8.250% 06/25/2054	8.184%	36,448,469	37,307,778
CMO Series 5517 Class HT
30-day Average SOFR + 3.950% Floor 3.950%, Cap 8.250% 03/25/2055	8.184%	31,706,085	31,899,204
Columbia Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, May 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency 34.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 5532 Class MB
30-day Average SOFR + 3.950% Cap 8.250% 04/25/2055	8.184%	17,308,606	17,413,408
Government National Mortgage Association
08/15/2031	7.000%	9,998	10,269
04/15/2034	5.000%	55,545	55,316
Government National Mortgage Association(n)
CMO Series 2014-190 Class AI
12/20/2038	3.500%	5,122,469	291,402
CMO Series 2020-138 Class GI
09/20/2050	3.000%	29,822,670	4,750,769
CMO Series 2020-191 Class UG
12/20/2050	3.500%	34,888,738	5,937,156
CMO Series 2021-140 Class IW
08/20/2051	3.500%	41,045,195	7,807,326
CMO Series 2021-57 Class KI
03/20/2051	3.500%	38,261,686	7,194,616
CMO Series 2021-89 Class IO
05/20/2051	3.000%	43,498,993	6,770,022
Government National Mortgage Association(b),(n)
CMO Series 2016-20 Class SQ
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 02/20/2046	1.661%	8,071,005	963,386
CMO Series 2017-129 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2047	1.761%	6,641,511	773,823
CMO Series 2017-133 Class SM
-1.0 x 1-month Term SOFR + 6.136% Cap 6.250% 09/20/2047	1.811%	7,266,444	831,544
CMO Series 2017-141 Class ES
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 09/20/2047	1.761%	9,662,790	1,304,237
CMO Series 2018-124 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 09/20/2048	1.761%	11,404,421	1,326,770
Residential Mortgage-Backed Securities - Agency 34.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-147 Class SD
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 10/20/2048	1.711%	21,954,090	2,708,553
CMO Series 2018-155 Class ES
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 11/20/2048	1.661%	9,276,282	1,019,651
CMO Series 2018-168 Class SA
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 12/20/2048	1.661%	7,913,799	1,041,708
CMO Series 2018-67 Class SP
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 05/20/2048	1.761%	7,136,667	818,559
CMO Series 2019-152 Class BS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 12/20/2049	1.611%	18,853,184	2,130,877
CMO Series 2019-23 Class LS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 02/20/2049	1.611%	5,350,104	602,466
CMO Series 2019-23 Class QS
-1.0 x 1-month Term SOFR + 6.164% Cap 6.050% 02/20/2049	1.611%	15,225,666	1,742,419
CMO Series 2019-29 Class DS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 03/20/2049	1.611%	12,928,141	1,226,723
CMO Series 2019-41 Class AS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 03/20/2049	1.611%	12,628,705	1,440,544
CMO Series 2019-5 Class SH
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 01/20/2049	1.711%	8,425,782	931,143

Columbia Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, May 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency 34.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-59 Class JS
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 05/20/2049	1.711%	8,476,535	904,728
CMO Series 2020-101 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2050	1.761%	49,898,291	6,271,646
CMO Series 2020-55 Class SA
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 04/20/2050	1.611%	33,214,969	3,932,895
CMO Series 2020-61 Class SM
-1.0 x 1-month Term SOFR + 6.486% Cap 6.600% 07/20/2043	2.161%	32,719,462	4,886,465
CMO Series 2020-61 Class SW
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 08/20/2049	1.611%	37,595,096	3,950,094
CMO Series 2021-155 Class SG
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 09/20/2051	1.861%	40,185,456	5,321,197
CMO Series 2021-58 Class SH
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 04/20/2051	1.861%	45,246,694	5,786,582
CMO Series 2022-148 Class BS
-1.0 x 30-day Average SOFR + 5.950% Cap 5.950% 08/20/2052	1.622%	23,603,191	2,684,514
CMO Series 2022-197 Class DS
-1.0 x 30-day Average SOFR + 6.800% Cap 6.800% 11/20/2052	2.472%	57,734,082	7,465,571
CMO Series 2022-215 Class ES
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 12/20/2049	1.611%	63,591,922	7,813,832
Residential Mortgage-Backed Securities - Agency 34.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2022-90 Class SD
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2050	1.611%	35,964,491	3,919,957
CMO Series 2022-90 Class SM
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 07/20/2050	1.711%	59,286,817	7,537,180
CMO Series 2023-165 Class SG
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 02/20/2050	1.711%	68,454,900	7,987,201
CMO Series 2023-17 Class SY
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2050	1.611%	57,567,796	6,424,439
CMO Series 2023-18 Class SB
-1.0 x 30-day Average SOFR + 5.690% Cap 5.690% 02/20/2053	1.362%	40,847,532	3,638,857
CMO Series 2023-32 Class SD
-1.0 x 30-day Average SOFR + 5.750% Cap 5.750% 02/20/2053	1.422%	71,464,209	6,579,081
CMO Series 2023-66 Class SK
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2050	1.761%	65,173,465	8,143,138
CMO Series 2023-75 Class SB
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 06/20/2050	1.611%	70,956,522	8,756,361
CMO Series 2024-110 Class SG
-1.0 x 30-day Average SOFR + 5.950% Cap 5.950% 07/20/2054	1.622%	54,970,555	5,051,596
CMO Series 2024-110 Class SQ
-1.0 x 30-day Average SOFR + 6.650% Cap 6.650% 07/20/2054	2.322%	70,578,665	9,446,249
Columbia Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, May 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency 34.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-128 Class S
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 09/20/2048	1.761%	58,766,429	6,433,185
CMO Series 2024-25 Class SG
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 06/20/2051	1.861%	76,723,893	9,215,974
CMO Series 2024-30 Class IM
-1.0 x 30-day Average SOFR + 5.250% Cap 5.250% 02/20/2054	0.922%	98,270,087	6,820,111
CMO Series 2024-30 Class SN
30-day Average SOFR + 6.950% Cap 6.950% 02/20/2054	2.622%	110,949,742	14,008,082
CMO Series 2024-64 Class SM
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 04/20/2054	1.650%	47,108,505	4,849,604
CMO Series 2024-64 Class SN
-1.0 x 30-day Average SOFR + 5.300% Cap 5.300% 04/20/2054	0.972%	69,291,023	4,799,110
CMO Series 2024-79 Class HS
-1.0 x 30-day Average SOFR + 7.250% Cap 7.250% 05/20/2054	2.922%	29,799,555	3,984,081
CMO Series 2024-79 Class JS
-1.0 x 30-day Average SOFR + 7.250% Cap 7.250% 05/20/2054	2.922%	46,299,236	7,055,064
CMO Series 2024-97 Class YS
-1.0 x 30-day Average SOFR + 6.650% Cap 6.650% 06/20/2054	2.322%	68,259,926	8,266,045
CMO Series 2025-25 Class SH
-1.0 x 30-day Average SOFR + 5.300% Cap 5.300% 02/20/2055	0.972%	39,980,191	3,001,393
Residential Mortgage-Backed Securities - Agency 34.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(b)
CMO Series 2025-39 Class M
30-day Average SOFR + 4.000% Floor 4.000%, Cap 7.700% 03/20/2055	6.318%	25,904,736	25,926,253
Government National Mortgage Association TBA(j)
06/23/2055	3.000%	32,000,000	27,873,716
Uniform Mortgage-Backed Security TBA(j)
06/18/2040- 06/13/2054	3.000%	91,000,000	79,157,705
06/13/2054	4.000%	249,500,000	228,559,203
06/13/2054	4.500%	244,000,000	230,104,773
06/13/2054	5.500%	176,100,000	174,323,413
06/12/2055	3.500%	58,000,000	51,403,790
06/12/2055	5.000%	203,000,000	196,474,802
06/12/2055	6.000%	152,000,000	153,483,742
Total Residential Mortgage-Backed Securities - Agency (Cost $1,997,305,527)			1,973,077,579

Residential Mortgage-Backed Securities - Non-Agency 8.6%

A&D Mortgage Trust(a),(i)
CMO Series 2024-NQM3 Class A1
07/25/2069	6.451%	13,775,507	13,906,320
CAFL Issuer LLC(a),(i)
CMO Series 2021-RTL1 Class A1
03/28/2029	2.239%	2,756,077	2,753,255
Citigroup Mortgage Loan Trust, Inc.(a),(e)
CMO Series 2010-6 Class 2A2
09/25/2035	6.681%	54,644	54,200
Citigroup Mortgage Loan Trust, Inc.(a)
Subordinated CMO Series 2014-C Class B1
02/25/2054	4.250%	529,917	525,977
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2019-HRP1 Class M2
30-day Average SOFR + 2.264% 11/25/2039	6.587%	626,153	626,368
Credit Suisse Mortgage Trust(a),(e)
CMO Series 2022-ATH3 Class A2
08/25/2067	5.830%	1,734,230	1,727,129
Freddie Mac STACR(b)
CMO Series 2020-CS02 Class M4
30-day Average SOFR + 0.114% 06/25/2033	4.454%	113,337	113,029
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2022-HQA1 Class M2
30-day Average SOFR + 5.250% 03/25/2042	9.572%	9,950,000	10,580,362

Columbia Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, May 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency 8.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2020-DNA6 Class B1
30-day Average SOFR + 3.000% 12/25/2050	7.322%	15,400,000	16,457,221
Subordinated CMO Series 2021-DNA1 Class B1
30-day Average SOFR + 2.650% 01/25/2051	6.972%	10,400,000	10,902,605
Subordinated CMO Series 2021-DNA5 Class B1
30-day Average SOFR + 3.050% 01/25/2034	7.372%	15,700,000	16,858,490
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2019-CS02 Class B2
30-day Average SOFR + 0.114% 02/25/2032	4.454%	5,887,000	5,721,640
CMO Series 2019-CS02 Class B3
30-day Average SOFR + 0.114% 02/25/2032	4.454%	7,646,288	7,145,803
Freddie Mac Structured Agency Credit Risk Debt Notes(n)
CMO Series 2019-CS02 Class IO
02/25/2029	0.270%	662,655,344	4,721,949
CMO Series 2020-CS02 Class IO1
05/25/2030	0.090%	1,207,747,703	3,551,382
CMO Series 2020-CS02 Class IO2
06/25/2030	0.115%	1,207,747,703	4,537,750
Freddie Mac Structured Agency Credit Risk Debt Notes(b)
Subordinated CMO Series 2020-CS02 Class B2
30-day Average SOFR + 0.114% 06/25/2033	4.454%	14,608,000	12,031,501
GITSIT Mortgage Loan Trust(a),(i)
CMO Series 2025-NPL1 Class A1
02/25/2055	6.203%	14,563,360	14,559,712
HTAP Issuer Trust(a)
CMO Series 2025-1 Class A
11/25/2042	6.500%	2,957,102	2,897,638
LHOME Mortgage Trust(a),(i)
CMO Series 2024-RTL1 Class A1
01/25/2029	7.017%	14,150,000	14,233,583
CMO Series 2024-RTL2 Class A1
03/25/2029	7.128%	8,000,000	8,070,718
MFA Trust(i)
CMO Series 2024-NPL1 Class A1
09/25/2054	6.330%	27,439,233	27,538,011
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	3,202,408	3,162,196
Residential Mortgage-Backed Securities - Non-Agency 8.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NYMT Loan Trust(a),(i)
CMO Series 2024-BPL1 Class A1
02/25/2029	7.154%	15,200,000	15,242,414
Oaktown Re VI Ltd.(a),(b)
CMO Series 2021-1A Class M1C
30-day Average SOFR + 3.000% Floor 3.000% 10/25/2033	7.322%	5,089,544	5,118,122
OBX Trust(a),(i)
CMO Series 2024-NQM3 Class A1
12/25/2063	6.129%	9,058,146	9,104,862
OSAT Trust(a),(i)
CMO Series 2021-RPL1 Class A2
05/25/2065	6.967%	7,176,766	6,531,032
Point Securitization Trust(a),(e)
CMO Series 2021-1 Class A1
02/25/2052	3.228%	13,249,247	13,124,645
Preston Ridge Partners Mortgage(a),(i)
CMO Series 2021-4 Class A1
04/25/2026	1.867%	9,690,865	9,693,840
Preston Ridge Partners Mortgage Trust(a),(i)
CMO Series 2023-RCF1 Class M1
06/25/2053	4.000%	11,431,000	10,857,243
PRET LLC(a),(i)
CMO Series 2024-NPL4 Class A1
07/25/2054	6.996%	7,390,531	7,427,422
CMO Series 2024-NPL6 Class A1
10/25/2054	5.926%	24,421,723	24,592,705
CMO Series 2024-NPL7 Class A1
10/25/2054	5.925%	18,176,694	18,315,253
CMO Series 2024-NPL7 Class A2
10/25/2054	8.956%	10,794,000	10,879,780
CMO Series 2024-NPL8 Class A1
11/25/2054	5.963%	16,844,517	16,786,889
Pretium Mortgage Credit Partners LLC(a),(i)
CMO Series 2021-RN2 Class A1
07/25/2051	4.744%	5,942,999	5,917,360
PRKCM Trust(a),(e)
CMO Series 2022-AFC1 Class A3
04/25/2057	4.100%	13,016,594	12,245,669
PRPM LLC(a),(i)
CMO Series 2024-7 Class A1
12/25/2029	5.870%	19,288,151	19,263,848
CMO Series 2024-8 Class A1
12/25/2029	5.897%	11,732,973	11,807,875
CMO Series 2025-2 Class A1
05/25/2030	6.469%	14,000,000	13,971,434
Columbia Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, May 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency 8.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Radnor Re Ltd.(a),(b)
CMO Series 2021-1 Class M2
30-day Average SOFR + 3.150% 12/27/2033	7.472%	18,984,000	19,161,764
CMO Series 2024-1 Class M1B
30-day Average SOFR + 2.900% Floor 2.900% 09/25/2034	7.222%	6,900,000	6,964,367
RCO X Mortgage LLC(a),(i)
CMO Series 2025-1 Class A1
01/25/2030	5.875%	18,315,618	18,323,245
Toorak Mortgage Trust(a),(i)
CMO Series 2024-RRTL2 Class A1
09/25/2039	5.504%	19,650,000	19,605,316
Triangle Re Ltd.(a),(b)
CMO Series 2021-2 Class M2
1-month Term SOFR + 5.614% Floor 5.500% 10/25/2033	9.939%	10,750,000	11,013,025
Unlock HEA Trust(a)
CMO Series 2023-1 Class A
10/25/2038	7.000%	11,760,852	11,758,441
Vericrest Opportunity Loan Transferee(a),(i)
CMO Series 2021-NPL4 Class A1
03/27/2051	2.240%	2,039,549	2,034,755
Verus Securitization Trust(a),(e)
Subordinated CMO Series 2019-INV3 Class B1
11/25/2059	3.731%	7,300,000	6,876,415
Visio Trust(a),(e)
CMO Series 2019-2 Class M1
11/25/2054	3.260%	4,200,000	3,965,962
Subordinated CMO Series 2019-2 Class B1
11/25/2054	3.910%	3,600,000	3,419,833
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $490,824,672)			496,680,355

Rights 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Diversified Telecommunication Services 0.0%
Windstream Holdings II LLC(c),(f),(g)	2,045	30,041
Rights (continued)
Issuer	Shares	Value ($)
Entertainment 0.0%
Cineworld Group PLC(f)	31,901	741,693
Total Communication Services		771,734
Total Rights (Cost $417,906)		771,734

Senior Loans 9.8%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.1%
Bleriot US Bidco, Inc.(b),(o)
Term Loan
3-month Term SOFR + 2.750% 10/31/2030	7.049%	746,250	746,780
Goat Holdco LLC(b),(o)
Tranche B Term Loan
1-month Term SOFR + 3.000% 01/27/2032	7.329%	870,878	867,072
TransDigm, Inc.(b),(o)
Tranche J Term Loan
3-month Term SOFR + 2.500% 02/28/2031	6.799%	3,994,811	3,993,493
Total			5,607,345
Airlines 0.1%
AAdvantage Loyalty IP Ltd./American Airlines, Inc.(b),(o),(p)
Term Loan
3-month Term SOFR + 2.250% 04/20/2028	6.522%	2,323,358	2,296,639
American Airlines, Inc.(b),(o)
Term Loan
6-month Term SOFR + 2.250% 06/04/2029	6.507%	1,497,808	1,476,584
American Airlines, Inc.(b),(o),(p)
Tranche B Term Loan
3-month Term SOFR + 3.250% 05/28/2032	7.580%	215,764	216,528
Total			3,989,751
Automotive 0.1%
American Axle & Manufacturing, Inc.(b),(o)
Tranche B Term Loan
3-month Term SOFR + 3.000% Floor 0.500% 12/13/2029	7.201%	1,543,573	1,528,138
Clarios Global LP(b),(o)
1st Lien Term Loan
1-month Term SOFR + 2.500% 05/06/2030	6.827%	2,126,051	2,112,231

Columbia Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, May 31, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Clarios Global LP(b),(o),(p)
1st Lien Term Loan
1-month Term SOFR + 2.750% 01/28/2032	7.077%	647,181	644,954
First Brands Group LLC(b),(o)
1st Lien Term Loan
3-month Term SOFR + 5.000% Floor 1.000% 03/30/2027	9.541%	1,686,931	1,627,618
1st Lien Term Loan
3-month Term SOFR + 5.000% Floor 1.000% 03/30/2027	9.541%	1,108,862	1,068,389
Total			6,981,330
Brokerage/Asset Managers/Exchanges 0.5%
Allspring Buyer LLC(b),(o)
Term Loan
3-month Term SOFR + 3.000% 11/01/2030	7.313%	1,716,276	1,717,615
Aretec Group, Inc.(b),(o)
Tranche B3 1st Lien Term Loan
1-month Term SOFR + 3.500% 08/09/2030	7.827%	3,215,639	3,209,786
DRW Holdings LLC(b),(o)
1st Lien Term Loan
1-month Term SOFR + 3.500% 06/26/2031	7.827%	800,000	800,000
Focus Financial Partners LLC(b),(o)
Tranche B Term Loan
1-month Term SOFR + 2.750% 09/15/2031	7.077%	1,342,180	1,334,006
GIH Borrower LLC(b),(o)
Term Loan
3-month Term SOFR + 2.500% 11/26/2031	6.799%	1,745,625	1,747,371
GTCR Everest Borrower LLC(b),(o)
Term Loan
3-month Term SOFR + 2.750% 09/05/2031	7.049%	2,493,750	2,489,935
HighTower Holding LLC(b),(o)
1st Lien Term Loan
3-month Term SOFR + 3.000% 02/03/2032	7.260%	1,388,326	1,384,855
Jane Street Group LLC(b),(o)
Term Loan
3-month Term SOFR + 2.000% 12/15/2031	6.333%	1,282,312	1,278,593
Jefferies Finance LLC(b),(o),(p)
Term Loan
1-month Term SOFR + 3.000% 10/21/2031	7.325%	2,664,861	2,656,547
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
June Purchaser LLC(b),(o),(p),(q)
Delayed Draw Term Loan
3-month Term SOFR + 3.250% 11/28/2031	3.250%	179,947	180,410
June Purchaser LLC(b),(o)
Term Loan
6-month Term SOFR + 3.250% 11/28/2031	7.467%	1,079,684	1,082,459
Osaic Holdings, Inc.(b),(o)
Tranche B4 Term Loan
1-month Term SOFR + 3.500% 08/17/2028	7.827%	3,132,336	3,140,855
PEX Holdings LLC(b),(o)
Term Loan
6-month Term SOFR + 2.750% 11/26/2031	6.967%	3,453,986	3,436,716
Russell Investments US Institutional Holdco, Inc.(b),(o)
Term Loan
3-month Term SOFR + 6.500% Floor 1.000% 05/30/2027	10.780%	2,710,009	2,525,051
VFH Parent LLC(b),(o)
Tranche B2 Term Loan
1-month Term SOFR + 2.500% 06/21/2031	6.827%	1,463,455	1,463,455
Total			28,447,654
Building Materials 0.4%
Cornerstone Building Brands, Inc.(b),(o)
Tranche B Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 04/12/2028	7.679%	1,363,889	1,213,289
Tranche C Term Loan
1-month Term SOFR + 4.500% Floor 0.500% 05/15/2031	8.829%	278,772	232,852
Covia Holdings LLC(b),(o)
Term Loan
1-month Term SOFR + 3.250% 02/26/2032	9.750%	1,815,000	1,811,606
Foundation Building Materials, Inc.(b),(o)
1st Lien Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 01/31/2028	7.791%	1,974,359	1,910,034
Term Loan
3-month Term SOFR + 4.000% 01/29/2031	8.280%	327,679	307,153
Columbia Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, May 31, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Gulfside Supply, Inc.(b),(o)
Term Loan
3-month Term SOFR + 3.000% 06/17/2031	7.299%	1,455,149	1,453,330
Johnstone Supply LLC(b),(o)
Term Loan
1-month Term SOFR + 2.500% 06/09/2031	6.823%	2,374,320	2,368,005
Kodiak BP LLC(b),(o)
Term Loan
3-month Term SOFR + 3.750% 12/04/2031	8.035%	2,534,616	2,402,461
LBM Acquisition LLC (b),(o)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 06/06/2031	8.175%	1,838,484	1,646,105
Madison Safety & Flow LLC(b),(o)
1st Lien Term Loan
1-month Term SOFR + 2.750% 09/26/2031	7.077%	601,812	602,191
Miter Brands Acquisition Holdings, Inc.(b),(o),(p)
Tranche B2 Term Loan
3-month Term SOFR + 3.000% 03/28/2031	7.327%	750,000	747,773
Park River Holdings, Inc.(b),(o)
1st Lien Term Loan
3-month Term SOFR + 3.250% Floor 0.750% 12/28/2027	7.799%	862,570	828,360
Quikrete Holdings, Inc.(b),(o),(p)
Tranche B1 1st Lien Term Loan
1-month Term SOFR + 2.250% 04/14/2031	6.577%	2,388,229	2,375,738
Quikrete Holdings, Inc.(b),(o)
Tranche B3 1st Lien Term Loan
1-month Term SOFR + 2.250% 02/10/2032	6.577%	766,504	762,672
QXO Building Products, Inc.(b),(o)
Tranche B Term Loan
3-month Term SOFR + 3.000% 04/30/2032	7.280%	323,810	324,687
Smyrna Ready Mix Concrete LLC(b),(o)
Term Loan
1-month Term SOFR + 3.000% 04/02/2029	7.325%	1,300,000	1,299,194
Specialty Building Products Holdings LLC(b),(o)
Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 10/15/2028	8.177%	774,728	727,695
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Standard Building Solutions, Inc.(b),(o)
Term Loan
1-month Term SOFR + 1.750% Floor 0.500% 09/22/2028	6.077%	667,213	667,713
White Cap Supply Holdings LLC(b),(o)
Tranche C Term Loan
1-month Term SOFR + 3.250% 10/19/2029	7.577%	3,330,511	3,293,310
Total			24,974,168
Cable and Satellite 0.2%
CSC Holdings LLC(b),(o)
Term Loan
1-month Term SOFR + 4.500% 01/18/2028	8.829%	1,414,048	1,394,605
DIRECTV Financing LLC(b),(o)
Term Loan
3-month Term SOFR + 5.000% Floor 0.750% 08/02/2027	9.541%	303,148	303,988
Iridium Communications, Inc.(b),(o)
Tranche B4 Term Loan
1-month Term SOFR + 2.250% Floor 0.750% 09/20/2030	6.577%	889,413	886,353
Sunrise Financing Partnership(b),(o)
Tranche AAA Term Loan
6-month Term SOFR + 2.500% 02/15/2032	6.793%	2,454,049	2,449,460
Telesat Canada(b),(o)
Tranche B5 Term Loan
3-month Term SOFR + 2.750% 12/07/2026	7.344%	2,179,765	1,294,236
Virgin Media Bristol LLC(b),(o)
Tranche N Term Loan
1-month Term SOFR + 2.500% 01/31/2028	6.943%	1,925,000	1,892,910
Tranche Q Term Loan
1-month Term SOFR + 3.250% 01/31/2029	7.693%	1,000,000	985,000
Total			9,206,552
Chemicals 0.4%
A-AP Buyer, Inc.(b),(o)
Term Loan
1-month Term SOFR + 2.750% 09/09/2031	7.077%	1,453,154	1,451,338
Ineos Quattro Holdings UK Ltd.(b),(o)
Tranche B Term Loan
1-month Term SOFR + 4.250% 04/02/2029	8.677%	2,430,450	2,217,786

Columbia Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, May 31, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Ineos US Finance LLC(b),(o)
Term Loan
1-month Term SOFR + 3.250% 02/18/2030	7.325%	2,301,713	2,222,603
1-month Term SOFR + 3.000% 02/07/2031	7.327%	678,206	653,451
Innophos Holdings, Inc.(b),(o)
Term Loan
1-month Term SOFR + 4.250% 03/16/2029	8.691%	2,635,814	2,634,496
Nouryon Finance BV(b),(o)
Tranche B1 Term Loan
3-month Term SOFR + 3.250% 04/03/2028	7.510%	1,139,330	1,141,232
Tranche B2 Term Loan
3-month Term SOFR + 3.250% 04/03/2028	7.550%	1,117,145	1,118,541
Olympus Water US Holding Corp.(b),(o)
Tranche B6 Term Loan
3-month Term SOFR + 3.000% 06/20/2031	7.299%	3,068,439	3,045,058
Rockpoint Gas Storage Partners LP(b),(o)
Term Loan
3-month Term SOFR + 3.000% 09/18/2031	7.299%	2,099,332	2,099,332
Sparta US Holdco LLC(b),(o)
Term Loan
1-month Term SOFR + 3.000% 08/02/2030	7.323%	965,075	954,015
Tronox Finance LLC(b),(o)
Tranche B Term Loan
3-month Term SOFR + 2.500% 09/30/2031	6.811%	498,750	486,226
Tranche B2 1st Lien Term Loan
3-month Term SOFR + 2.250% 04/04/2029	6.549%	477,095	465,349
USALCO LLC(b),(o),(p),(q)
Delayed Draw Term Loan
3-month Term SOFR + 1.000% Floor 0.500% 09/30/2031	1.000%	85,566	85,806
USALCO LLC(b),(o)
Term Loan
3-month Term SOFR + 4.000% Floor 0.500% 09/30/2031	8.299%	828,413	830,741
Windsor Holdings III LLC(b),(o)
Tranche B Term Loan
1-month Term SOFR + 2.750% 08/01/2030	7.075%	3,025,933	3,012,710
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
WR Grace Holdings LLC(b),(o)
Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 09/22/2028	7.549%	1,227,792	1,222,881
Total			23,641,565
Construction Machinery 0.0%
Columbus McKinnon Corp.(b),(o)
Term Loan
3-month Term SOFR + 2.500% Floor 0.500% 05/14/2028	6.799%	982,268	978,585
Consumer Cyclical Services 0.5%
AlixPartners LLP(b),(o)
Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 02/04/2028	6.941%	2,175,481	2,177,395
Allied Universal Holdco LLC(b),(o)
Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 05/12/2028	8.177%	2,347,409	2,349,615
AmSpec Parent LLC(b),(o),(p),(q)
Delayed Draw Term Loan
3-month Term SOFR + 1.000% 12/22/2031	1.000%	133,333	134,000
AmSpec Parent LLC(b),(o)
Term Loan
3-month Term SOFR + 4.250% 12/22/2031	8.549%	866,667	871,000
Arches Buyer, Inc.(b),(o)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 12/06/2027	7.677%	2,921,158	2,872,462
Conservice Midco LLC(b),(o)
Term Loan
1-month Term SOFR + 3.000% 05/13/2030	7.327%	3,225,574	3,225,574
Corporation Service Co.(b),(o)
Tranche B Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 11/02/2029	6.327%	1,968,981	1,965,300
Cushman & Wakefield US Borrower LLC(b),(o)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 01/31/2030	7.577%	1,270,982	1,277,871
Columbia Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, May 31, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Ensemble RCM LLC(b),(o)
Tranche B Term Loan
3-month Term SOFR + 3.000% 08/01/2029	7.280%	1,198,273	1,199,842
Fleet Midco I Ltd.(b),(o)
Tranche B2 Term Loan
6-month Term SOFR + 2.750% 02/21/2031	7.055%	2,193,136	2,193,136
Go Daddy Operating Co. LLC/GD Finance, Inc.(b),(o)
Tranche B8 Term Loan
1-month Term SOFR + 1.750% 11/09/2029	6.077%	422,912	422,705
OMNIA Partners LLC(b),(o)
Term Loan
3-month Term SOFR + 2.750% 07/25/2030	7.033%	1,641,750	1,643,507
PG Polaris Bidco SARL(b),(o)
Term Loan
3-month Term SOFR + 3.000% 03/26/2031	7.299%	2,262,117	2,263,814
Prime Security Services Borrower LLC(b),(o)
Tranche B1 1st Lien Term Loan
1-month Term SOFR + 2.000% 10/13/2030	6.329%	1,407,643	1,406,207
Raven Acquisition Holdings LLC(b),(o),(p),(q)
Delayed Draw Term Loan
3-month Term SOFR + 3.250% 11/19/2031	3.250%	211,411	210,883
Raven Acquisition Holdings LLC(b),(o)
Term Loan
1-month Term SOFR + 3.250% 11/19/2031	7.577%	2,959,759	2,952,360
Signal Parent, Inc.(b),(o)
Term Loan
3-month Term SOFR + 3.500% Floor 0.750% 04/03/2028	7.880%	1,801,665	1,191,909
TruGreen LP(b),(o)
1st Lien Term Loan
1-month Term SOFR + 4.000% Floor 0.750% 11/02/2027	8.427%	1,060,133	1,013,752
WW International, Inc.(b),(o)
Term Loan
3-month Term SOFR + 3.500% Floor 0.500% 04/13/2028	8.041%	1,171,875	364,453
Total			29,735,785
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Products 0.2%
Bombardier Recreational Products, Inc.(b),(o)
Term Loan
1-month Term SOFR + 2.750% 01/22/2031	7.077%	1,227,442	1,214,971
Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 12/13/2029	7.077%	1,913,070	1,906,297
Osmosis Buyer Ltd.(b),(o)
Tranche B Term Loan
1-month Term SOFR + 3.000% 07/31/2028	7.323%	1,488,693	1,479,240
Recess Holdings, Inc.(b),(o)
1st Lien Term Loan
3-month Term SOFR + 3.750% 02/20/2030	8.025%	1,259,466	1,258,522
SRAM LLC(b),(o)
Term Loan
1-month Term SOFR + 2.250% 02/27/2032	6.579%	1,716,621	1,708,038
SWF Holdings I Corp.(b),(o),(p),(q)
Delayed Draw Term Loan
3-month Term SOFR + 2.250% 12/19/2029	2.250%	98,903	98,656
SWF Holdings I Corp.(b),(o)
Tranche A1 Term Loan
1-month Term SOFR + 4.500% 12/19/2029	8.827%	74,177	73,992
Tranche A2 Term Loan
1-month Term SOFR + 4.000% Floor 0.750% 10/06/2028	8.441%	744,323	592,205
Topgolf Callaway Brands Corp.(b),(o)
Term Loan
1-month Term SOFR + 3.000% Floor 0.100% 03/15/2030	7.327%	2,248,445	2,191,672
Weber-Stephen Products LLC(b),(o)
Tranche B Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 10/30/2027	7.691%	2,860,378	2,833,118
Total			13,356,711
Diversified Manufacturing 0.4%
DXP Enterprises, Inc.(b),(o)
Term Loan
1-month Term SOFR + 3.750% Floor 1.000% 10/11/2030	8.077%	1,348,943	1,352,316

Columbia Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, May 31, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Dynamo Midco BV(b),(o)
Tranche B Term Loan
3-month Term SOFR + 3.500% 09/30/2031	7.798%	564,348	564,704
EMRLD Borrower LP(b),(o)
Term Loan
3-month Term SOFR + 2.500% 08/04/2031	6.799%	137,258	136,486
Tranche B Term Loan
3-month Term SOFR + 2.500% 05/31/2030	6.833%	2,683,749	2,668,532
Filtration Group Corp.(b),(o)
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 10/21/2028	7.327%	2,611,510	2,618,404
Gates Corp.(b),(o)
Tranche B5 Term Loan
1-month Term SOFR + 1.750% 06/04/2031	6.077%	1,469,442	1,467,297
Hobbs & Associates LLC(b),(o)
Term Loan
1-month Term SOFR + 2.750% 07/23/2031	7.077%	1,499,659	1,490,286
Husky Injection Molding Systems Ltd./Yukon Acquisition, Inc.(b),(o)
Term Loan
6-month Term SOFR + 4.500% 02/15/2029	8.785%	1,701,272	1,694,093
Madison IAQ LLC(b),(o)
Term Loan
6-month Term SOFR + 2.500% 06/21/2028	6.762%	2,615,599	2,612,068
3-month Term SOFR + 3.250% 05/06/2032	7.510%	761,262	761,155
TK Elevator Midco GmbH(b),(o)
Tranche B Term Loan
3-month Term SOFR + 3.000% 04/30/2030	7.237%	3,595,752	3,601,469
Vertiv Group Corp.(b),(o)
Tranche B3 Term Loan
1-month Term SOFR + 1.750% 03/02/2027	6.073%	1,414,074	1,412,264
WEC US Holdings Ltd.(b),(o)
Term Loan
1-month Term SOFR + 2.250% 01/27/2031	6.574%	3,936,238	3,926,988
Total			24,306,062
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Electric 0.4%
Alpha Generation LLC(b),(o)
Tranche B Term Loan
1-month Term SOFR + 2.750% 09/30/2031	7.077%	1,203,624	1,207,765
Calpine Construction Finance Co. LP(b),(o)
Term Loan
1-month Term SOFR + 2.000% 07/31/2030	6.327%	727,012	726,198
Calpine Corp.(b),(o)
Term Loan
1-month Term SOFR + 1.750% 01/31/2031	6.077%	1,343,250	1,341,141
1-month Term SOFR + 1.750% 02/15/2032	6.077%	717,949	717,066
Carroll County Energy LLC(b),(o)
Term Loan
3-month Term SOFR + 3.250% 06/30/2031	7.549%	1,937,845	1,941,082
Compass Power Generation LLC(b),(o)
Tranche B3 Term Loan
1-month Term SOFR + 3.750% 04/14/2029	8.077%	731,769	733,825
Constellation Renewables LLC(b),(o)
Term Loan
3-month Term SOFR + 2.250% Floor 1.000% 12/15/2027	6.583%	2,386,778	2,383,413
Cornerstone Generation(b),(o),(p)
Tranche B Term Loan
3-month Term SOFR + 3.750% 10/28/2031	8.054%	1,462,083	1,467,565
EFS Cogen Holdings I LLC(b),(o)
Tranche B Term Loan
3-month Term SOFR + 3.500% Floor 1.000% 10/03/2031	7.799%	1,971,672	1,982,772
Hamilton Projects Acquiror LLC(b),(o)
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 05/30/2031	7.327%	1,782,317	1,788,555
Invenergy Thermal Operating I LLC(b),(o),(p)
Tranche B Term Loan
1-month Term SOFR + 3.500% 05/14/2032	7.820%	756,942	761,673
Tranche C Term Loan
3-month Term SOFR + 0.000% 05/14/2032	4.260%	50,463	50,778
Columbia Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, May 31, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
MRP Buyer LLC(b),(o),(p)
Delayed Draw Term Loan
3-month Term SOFR + 3.250% 05/04/2032	1.000%	141,985	139,973
Tranche B Term Loan
3-month Term SOFR + 3.250% 05/24/2032	7.570%	1,115,593	1,099,786
New Frontera Holdings LLC(b),(c),(o)
1st Lien Term Loan
1-month Term SOFR + 13.000% Floor 1.000% 07/28/2026	17.588%	217,161	318,141
New Frontera Holdings LLC(b),(o)
2nd Lien Term Loan
1-month Term SOFR + 1.500% Floor 1.000% 07/28/2028	6.088%	75,277	72,454
South Field Energy LLC(b),(o),(p)
Tranche B Term Loan
3-month Term SOFR + 3.250% 08/29/2031	7.549%	765,011	765,493
Tranche C Term Loan
3-month Term SOFR + 3.250% 08/29/2031	7.549%	752,149	752,623
Talen Energy Supply LLC(b),(o)
Tranche B Term Loan
3-month Term SOFR + 2.500% 12/13/2031	6.808%	997,500	997,340
West Deptford Energy Holdings LLC(b),(o),(p)
Term Loan
1-month Term SOFR + 3.750% 08/03/2026	8.177%	795,560	743,077
Total			19,990,720
Environmental 0.2%
EnergySolutions LLC/Envirocare of Utah LLC (b),(o)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 09/20/2030	7.577%	2,504,956	2,501,825
GFL Environmental Services, Inc.(b),(o)
Term Loan
3-month Term SOFR + 2.500% 03/03/2032	6.819%	2,250,000	2,238,052
Northstar Group Services, Inc.(b),(c),(o)
Tranche B Term Loan
6-month Term SOFR + 4.750% Floor 0.500% 05/31/2030	8.881%	850,280	854,531
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Reworld Holding Corp.(b),(o)
Tranche B1 Term Loan
1-month Term SOFR + 2.250% 11/30/2028	6.575%	2,037,445	2,038,729
Tranche C1 Term Loan
1-month Term SOFR + 2.250% 11/30/2028	6.575%	156,923	157,022
Tidal Waste & Recycling Holdings LLC(b),(o)
Term Loan
3-month Term SOFR + 3.500% 10/24/2031	7.799%	1,567,944	1,571,864
Total			9,362,023
Finance Companies 0.0%
Red SPV LLC(b),(o)
Term Loan
1-month Term SOFR + 2.250% 03/15/2032	6.575%	765,231	764,274
Food and Beverage 0.3%
A-AG US GSI Bidco, Inc.(b),(o)
Term Loan
3-month Term SOFR + 5.000% 10/31/2031	9.299%	1,460,267	1,445,664
Aramark Intermediate HoldCo Corp.(b),(o)
Tranche B7 Term Loan
1-month Term SOFR + 2.000% 04/06/2028	6.327%	1,500,000	1,501,875
Tranche B8 Term Loan
1-month Term SOFR + 2.000% 06/22/2030	6.327%	960,374	960,576
Aspire Bakeries Holdings LLC(b),(o)
Term Loan
1-month Term SOFR + 4.250% 12/23/2030	8.577%	1,456,053	1,457,262
CHG PPC Parent LLC(b),(c),(o)
1st Lien Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 12/08/2028	7.441%	872,176	874,356
Dechra Pharmaceuticals Holdings Ltd.(b),(o),(p)
Tranche B1 Term Loan
6-month Term SOFR + 3.250% 01/27/2032	7.513%	2,738,987	2,718,445
Golden State Foods LLC(b),(o)
Term Loan
1-month Term SOFR + 4.250% 12/04/2031	8.592%	1,829,152	1,837,731
Primary Products Finance LLC(b),(o)
Tranche B Term Loan
3-month Term SOFR + 3.250% 04/01/2029	7.535%	2,725,894	2,709,539

Columbia Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, May 31, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Primo Brands Corp.(b),(o)
1st Lien Term Loan
3-month Term SOFR + 2.250% 03/31/2028	6.549%	2,815,572	2,814,868
Utz Quality Foods LLC(b),(o)
1st Lien Term Loan
1-month Term SOFR + 2.500% 01/29/2032	6.827%	1,560,931	1,559,963
Total			17,880,279
Gaming 0.6%
Caesars Entertainment, Inc.(b),(o)
Tranche B Term Loan
1-month Term SOFR + 2.250% Floor 0.500% 02/06/2030	6.577%	2,045,809	2,038,772
Tranche B1 Term Loan
1-month Term SOFR + 2.250% Floor 0.500% 02/06/2031	6.577%	838,895	834,960
ECL Entertainment LLC(b),(o)
Tranche B Term Loan
1-month Term SOFR + 3.500% 08/30/2030	7.827%	1,270,629	1,265,330
Entain PLC(b),(o)
Tranche B3 Term Loan
3-month Term SOFR + 2.750% Floor 0.500% 10/31/2029	7.053%	3,162,627	3,171,514
Fertitta Entertainment LLC(b),(o)
Tranche B Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 01/27/2029	7.827%	2,833,847	2,815,540
Flutter Entertainment PLC(b),(o)
Tranche B Term Loan
3-month Term SOFR + 1.750% 11/30/2030	6.049%	3,764,892	3,749,606
HRNI Holdings LLC(b),(o),(p)
Tranche B Term Loan
1-month Term SOFR + 4.250% Floor 0.750% 12/11/2028	8.677%	3,538,349	3,441,045
Jack Ohio Finance LLC(b),(o)
Term Loan
1-month Term SOFR + 4.000% 02/02/2032	8.327%	596,961	591,368
Light and Wonder International, Inc.(b),(o)
Tranche B2 Term Loan
1-month Term SOFR + 2.250% Floor 0.500% 04/16/2029	6.573%	1,308,596	1,304,016
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Ontario Gaming GTA LP(b),(o)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 4.250% Floor 0.500% 08/01/2030	8.549%	2,666,327	2,620,999
PCI Gaming Authority(b),(o)
Tranche B Term Loan
1-month Term SOFR + 2.000% 07/18/2031	6.327%	2,153,521	2,148,482
Penn Entertainment, Inc.(b),(o)
Tranche B Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 05/03/2029	6.827%	2,117,729	2,112,435
Scientific Games Holdings LP (b),(o)
Term Loan
3-month Term SOFR + 3.000% Floor 0.500% 04/04/2029	7.285%	3,639,539	3,617,265
Voyager Parent LLC(b),(o),(p)
Tranche B Term Loan
1-month Term SOFR + 4.250% 05/09/2032	9.072%	2,269,902	2,226,274
Total			31,937,606
Health Care 0.5%
Auris Luxembourg III SARL(b),(o)
Tranche B6 Term Loan
3-month Term SOFR + 3.750% 02/28/2029	7.882%	2,380,454	2,387,905
CHG Healthcare Services, Inc.(b),(o)
1st Lien Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 09/29/2028	7.313%	753,573	754,673
Cotiviti, Inc.(b),(o)
Term Loan
1-month Term SOFR + 2.750% 03/26/2032	7.074%	232,759	230,915
Element Materials Technology Group US Holdings, Inc./EM Midco 2 LLC(b),(o)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 3.750% Floor 0.500% 07/06/2029	8.049%	1,675,481	1,671,292
Icon PLC(b),(o)
Term Loan
3-month Term SOFR + 2.000% Floor 0.500% 07/03/2028	6.299%	330,587	331,497
3-month Term SOFR + 2.000% Floor 0.500% 07/03/2028	6.299%	82,366	82,593
Columbia Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, May 31, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Medline Borrower LP(b),(o)
Term Loan
1-month Term SOFR + 2.250% Floor 0.500% 10/23/2028	6.577%	4,608,299	4,602,953
Parexel International, Inc.(b),(o)
Term Loan
1-month Term SOFR + 2.500% 11/15/2028	6.827%	3,130,439	3,129,719
Pluto Acquisition I, Inc.(b),(o)
Tranche A Term Loan
3-month Term SOFR + 5.500% 06/20/2028	9.803%	512,904	517,392
Tranche B Term Loan
3-month Term SOFR + 4.000% 09/20/2028	8.299%	1,887,955	1,646,070
Resonetics LLC(b),(o)
1st Lien Term Loan
3-month Term SOFR + 3.250% Floor 0.750% 06/18/2031	7.545%	1,372,494	1,369,062
Southern Veterinary Partners LLC(b),(o)
1st Lien Term Loan
3-month Term SOFR + 3.250% 12/04/2031	7.527%	2,846,927	2,847,411
Star Parent, Inc.(b),(o)
Term Loan
3-month Term SOFR + 4.000% 09/27/2030	8.299%	1,875,993	1,842,225
Surgery Center Holdings, Inc.(b),(o)
Term Loan
1-month Term SOFR + 2.750% 12/19/2030	7.079%	3,292,853	3,296,640
Team Health Holdings, Inc.(b),(o)
Term Loan
3-month Term SOFR + 5.250% Floor 1.000% 03/02/2027	9.530%	994,248	988,282
Upstream Newco, Inc.(b),(o)
1st Lien Term Loan
3-month Term SOFR + 4.250% 11/20/2026	8.791%	2,455,376	1,902,917
Total			27,601,546
Healthcare Insurance 0.0%
Alera Group, Inc.(b),(o),(p)
Tranche B Term Loan
3-month Term SOFR + 3.500% 05/21/2032	7.577%	1,364,195	1,364,959
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Home Construction 0.0%
Tecta America Corp.(b),(o)
Term Loan
1-month Term SOFR + 3.000% 02/18/2032	7.327%	1,159,315	1,159,501
Independent Energy 0.0%
Hilcorp Energy I LP(b),(o)
Term Loan
1-month Term SOFR + 2.000% 02/11/2030	6.333%	710,539	708,465
Leisure 0.2%
Alterra Mountain Co.(b),(o)
Tranche B6 Term Loan
1-month Term SOFR + 2.750% 08/17/2028	7.077%	2,600,893	2,600,894
Alterra Mountain Co.(b),(c),(o)
Tranche B7 Term Loan
1-month Term SOFR + 3.000% 05/31/2030	7.327%	424,946	425,478
Bulldog Purchaser, Inc.(b),(o)
1st Lien Term Loan
3-month Term SOFR + 3.750% 06/27/2031	8.035%	1,173,877	1,172,410
Carnival Corp.(b),(o)
Term Loan
1-month Term SOFR + 2.000% 08/08/2027	6.325%	861,102	860,292
1-month Term SOFR + 2.000% 10/18/2028	6.325%	1,826,937	1,824,196
Cinemark USA, Inc.(b),(o)
Term Loan
3-month Term SOFR + 2.750% 05/24/2030	7.069%	2,855,313	2,855,313
Crown Finance US, Inc.(b),(o)
Term Loan
1-month Term SOFR + 5.250% 12/02/2031	9.579%	1,154,215	1,154,630
EOC Borrower LLC(b),(o)
Tranche B Term Loan
1-month Term SOFR + 3.000% 03/24/2032	7.327%	446,529	444,993
Motion Acquisition Ltd.(b),(o)
Tranche B Term Loan
3-month Term SOFR + 3.500% 11/12/2029	7.799%	1,396,500	1,316,201

Columbia Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, May 31, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
UFC Holdings LLC(b),(o)
Tranche B4 1st Lien Term Loan
3-month Term SOFR + 2.250% 11/21/2031	6.571%	750,000	751,590
Total			13,405,997
Lodging 0.1%
Hilton Grand Vacations Borrower LLC(b),(o)
Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 08/02/2028	6.327%	1,991,285	1,979,676
Playa Resorts Holding BV(b),(o)
Term Loan
1-month Term SOFR + 2.750% 01/05/2029	7.077%	2,881,358	2,877,756
Travel + Leisure Co.(b),(o),(p)
Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 12/14/2029	6.827%	1,808,295	1,800,393
Total			6,657,825
Media and Entertainment 0.4%
Cengage Learning, Inc.(b),(o),(p)
Term Loan
1-month Term SOFR + 3.500% 03/24/2031	7.828%	3,604,860	3,606,482
CMG Media Corp.(b),(o)
Tranche B2 1st Lien Term Loan
3-month Term SOFR + 3.500% 06/18/2029	7.899%	929,158	880,377
Creative Artists Agency LLC(b),(o)
Term Loan
1-month Term SOFR + 2.750% 10/01/2031	7.077%	3,234,947	3,232,941
Cumulus Media New Holdings, Inc.(b),(o)
Term Loan
3-month Term SOFR + 5.000% 05/02/2029	9.260%	1,347,546	362,153
Dotdash Meredith, Inc.(b),(o)
Tranche B1 Term Loan
1-month Term SOFR + 3.500% 12/01/2028	7.824%	1,315,812	1,313,352
E.W. Scripps Co. (The)(b),(o)
Tranche B2 Term Loan
1-month Term SOFR + 5.750% 06/30/2028	10.197%	1,089,140	1,036,948
Emerald X, Inc.(b),(o)
Term Loan
1-month Term SOFR + 3.750% 01/30/2032	8.077%	1,541,510	1,545,364
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
iHeartCommunications, Inc.(b),(o)
Term Loan
1-month Term SOFR + 5.775% 05/01/2029	10.214%	1,050,795	859,350
Plano Holdco, Inc.(b),(o)
Term Loan
3-month Term SOFR + 3.500% 10/02/2031	7.799%	1,069,934	1,071,272
Playtika Holding Corp.(b),(o),(p)
Tranche B1 Term Loan
1-month Term SOFR + 2.750% 03/13/2028	7.191%	3,783,228	3,732,495
Sinclair Television Group, Inc.(b),(o)
Tranche B6 Term Loan
1-month Term SOFR + 3.330% 12/31/2029	7.741%	1,209,110	1,027,139
StubHub Holdco Sub LLC(b),(o)
Tranche B Term Loan
1-month Term SOFR + 4.750% 03/15/2030	9.077%	2,714,109	2,642,864
United Talent Agency LLC(b),(o)
Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 07/07/2028	8.075%	997,481	997,481
Univision Communications, Inc.(b),(o)
1st Lien Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 01/31/2029	7.691%	1,412,387	1,373,546
Univision Communications, Inc.(b),(c),(o)
1st Lien Term Loan
3-month Term SOFR + 4.250% Floor 0.500% 06/24/2029	8.549%	691,942	685,023
Total			24,366,787
Midstream 0.3%
AL GCX Holdings LLC(b),(o)
Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 05/17/2029	6.342%	1,088,718	1,087,586
CQP Holdco LP(b),(o)
Term Loan
3-month Term SOFR + 2.000% 12/31/2030	6.299%	3,291,010	3,286,205
Epic Crude Services LP(b),(o)
Term Loan
3-month Term SOFR + 3.000% 10/15/2031	7.256%	1,811,871	1,815,840
Columbia Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, May 31, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
GIP Pilot Acquisition Partners LP(b),(o)
Term Loan
3-month Term SOFR + 2.000% 10/04/2030	6.277%	2,456,305	2,451,196
ITT Holdings LLC(b),(o)
Term Loan
1-month Term SOFR + 2.750% 10/11/2030	7.077%	2,466,256	2,464,406
Oryx Midstream Services Permian Basin LLC(b),(o)
Term Loan
1-month Term SOFR + 2.250% 10/05/2028	6.575%	1,985,441	1,982,224
Traverse Midstream Partners LLC(b),(o)
Term Loan
3-month Term SOFR + 3.000% 02/16/2028	7.280%	1,997,889	2,001,226
WhiteWater DBR Holdco LLC(b),(o)
Tranche B1 Term Loan
3-month Term SOFR + 2.250% 03/03/2031	6.549%	1,445,423	1,441,809
Total			16,530,492
Natural Gas 0.0%
AL GCX Fund VIII Holdings LLC(b),(o)
Term Loan
1-month Term SOFR + 2.000% 01/30/2032	6.342%	150,396	149,832
Oil Field Services 0.1%
ChampionX Corp.(b),(o)
Tranche B2 Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 06/07/2029	7.178%	985,000	984,695
Lealand Finance Co. BV(b),(c),(o)
Term Loan
1-month Term SOFR + 3.000% 06/30/2027	7.441%	8,649	4,324
Lealand Finance Co. BV(b),(o)
Term Loan
1-month Term SOFR + 1.000% 12/30/2027	5.441%	129,892	54,425
MRC Global US, Inc.(b),(c),(o)
Term Loan
1-month Term SOFR + 3.500% 10/29/2031	7.828%	2,781,530	2,767,622
Total			3,811,066
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Other Financial Institutions 0.3%
19th Holdings Golf LLC(b),(o)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 02/07/2029	7.682%	1,082,301	1,048,479
Acuren Delaware Holdco, Inc.(b),(o)
Term Loan
1-month Term SOFR + 2.750% 07/30/2031	7.077%	678,073	677,435
BCP VI Summit Holdings LP(b),(o)
Term Loan
1-month Term SOFR + 3.500% 01/30/2032	7.827%	2,230,950	2,237,643
Chrysaor Bidco SARL(b),(o),(p),(q)
Delayed Draw Term Loan
3-month Term SOFR + 3.500% Floor 0.500% 10/30/2031	3.500%	20,988	21,093
Chrysaor Bidco SARL(b),(o)
Tranche B Term Loan
3-month Term SOFR + 3.500% Floor 0.500% 10/30/2031	7.742%	283,089	284,504
Citco Funding LLC(b),(o)
Term Loan
6-month Term SOFR + 2.750% Floor 0.500% 04/27/2028	6.934%	812,241	814,442
FinCo I LLC(b),(o)
Term Loan
1-month Term SOFR + 2.250% 06/27/2029	6.577%	929,352	930,709
GBT Group Services BV(b),(o)
Tranche B1 Term Loan
3-month Term SOFR + 2.500% 07/28/2031	6.783%	1,995,000	1,992,506
Hunter Douglas Holding BV(b),(o)
Tranche B1 Term Loan
3-month Term SOFR + 3.250% 01/17/2032	7.549%	2,401,163	2,362,144
Opal Bidco SAS(b),(o),(p)
Tranche B2 Term Loan
3-month Term SOFR + 3.250% 04/28/2032	7.435%	2,696,618	2,697,966
Osttra Group Ltd.(b),(o),(p)
1st Lien Term Loan
1-month Term SOFR + 3.500% 05/20/2032	7.833%	966,030	966,330

Columbia Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, May 31, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Trans Union LLC(b),(o)
Tranche B9 Term Loan
1-month Term SOFR + 1.750% 06/24/2031	6.077%	916,602	915,585
Total			14,948,836
Other Industry 0.2%
Artera Services LLC(b),(o)
Tranche C 1st Lien Term Loan
3-month Term SOFR + 4.500% 02/15/2031	8.799%	1,041,549	903,544
Brand Industrial Services, Inc.(b),(o)
Tranche C Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 08/01/2030	8.776%	142,107	118,126
Catawba Nation Gaming Authority(b),(o)
Tranche B Term Loan
3-month Term SOFR + 4.750% 03/29/2032	9.053%	2,811,756	2,822,301
Grant Thornton Advisors LLC(b),(o),(p),(q)
Term Loan
3-month Term SOFR + 0.000% 06/02/2031	1.000%	10,621	10,576
Grant Thornton Advisors LLC(b),(o)
Term Loan
1-month Term SOFR + 2.750% 06/02/2031	7.077%	2,530,100	2,519,448
Grant Thornton Advisors LLC(b),(o),(p)
Term Loan
1-month Term SOFR + 3.000% 06/02/2031	7.327%	334,700	334,423
Hillman Group, Inc. (The)(b),(o)
Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 07/14/2028	6.325%	1,352,774	1,349,960
WireCo WorldGroup, Inc.(b),(o)
Term Loan
3-month Term SOFR + 3.750% 11/13/2028	8.022%	1,628,993	1,531,253
Total			9,589,631
Other REIT 0.0%
OEG Borrower LLC(b),(o)
Term Loan
3-month Term SOFR + 3.500% 06/30/2031	7.795%	415,777	413,178
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Packaging 0.3%
Anchor Packaging LLC(b),(o)
1st Lien Term Loan
1-month Term SOFR + 3.250% 07/18/2029	7.575%	2,377,654	2,384,787
Charter Next Generation, Inc.(b),(o)
1st Lien Term Loan
1-month Term SOFR + 2.750% 11/29/2030	7.092%	3,590,494	3,595,808
Clydesdale Acquisition Holdings, Inc.(b),(o),(p),(q)
Delayed Draw Tranche B 1st Lien Term Loan
3-month Term SOFR + 3.250% 04/01/2032	0.224%	6,331	6,279
Clydesdale Acquisition Holdings, Inc.(b),(o)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 3.175% Floor 0.500% 04/13/2029	7.502%	3,205,621	3,190,683
3-month Term SOFR + 3.250% 04/01/2032	7.548%	362,134	359,135
Flint Group Packaging Inks North America Holdings LLC(b),(o)
Tranche B 2nd Lien Term Loan
3-month Term SOFR + 0.100% 12/31/2027	4.641%	990,862	96,609
Tranche B Term Loan
3-month Term SOFR + 4.250% 12/31/2026	8.791%	1,283,553	1,226,859
LC Ahab US Bidco LLC(b),(o)
Term Loan
1-month Term SOFR + 3.000% 05/01/2031	7.327%	2,495,376	2,457,945
Mauser Packaging Solutions Holding Co.(b),(o)
Tranche B1 Term Loan
1-month Term SOFR + 3.000% 04/15/2027	7.324%	766,037	761,012
Tosca Services LLC(b),(o)
Tranche A Term Loan
1-month Term SOFR + 5.500% 11/30/2028	9.823%	789,408	792,368
Tranche B Term Loan
1-month Term SOFR + 1.500% 11/30/2028	5.923%	986,640	884,523
Total			15,756,008
Paper 0.0%
Verde Purchaser LLC(b),(o)
Term Loan
3-month Term SOFR + 4.000% 11/30/2030	8.299%	2,109,564	2,109,269
Columbia Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, May 31, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Pharmaceuticals 0.0%
Elanco Animal Health, Inc.(b),(o)
Term Loan
1-month Term SOFR + 1.750% 08/01/2027	6.174%	758,922	757,655
Property & Casualty 0.4%
Acrisure LLC(b),(o)
Tranche B6 1st Lien Term Loan
1-month Term SOFR + 3.000% 11/06/2030	7.327%	1,398,967	1,388,768
Alliant Holdings Intermediate LLC(b),(o),(p)
Term Loan
1-month Term SOFR + 2.750% 09/19/2031	7.075%	2,534,489	2,523,008
AmWINS Group, Inc.(b),(o)
Term Loan
1-month Term SOFR + 2.250% 01/30/2032	6.577%	997,500	996,034
AssuredPartners, Inc.(b),(o)
Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 02/14/2031	7.827%	2,691,632	2,695,131
Asurion LLC(b),(o)
Tranche B12 1st Lien Term Loan
1-month Term SOFR + 4.250% 09/19/2030	8.577%	1,033,722	1,020,965
Tranche B8 Term Loan
1-month Term SOFR + 3.250% 12/23/2026	7.691%	613,284	612,475
Broadstreet Partners, Inc.(b),(o)
Tranche B Term Loan
1-month Term SOFR + 3.000% 06/13/2031	7.327%	3,696,132	3,698,793
Hub International Ltd.(b),(o)
Term Loan
3-month Term SOFR + 2.500% 06/20/2030	6.769%	2,889,273	2,888,204
Sedgwick Claims Management Services, Inc./Lightning Cayman Merger Sub Ltd.(b),(o)
Term Loan
1-month Term SOFR + 3.000% 07/31/2031	7.327%	3,412,657	3,415,012
Truist Insurance Holdings LLC(b),(o)
1st Lien Term Loan
3-month Term SOFR + 2.750% 05/06/2031	7.049%	996,041	993,132
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
USI, Inc.(b),(o)
Tranche C Term Loan
3-month Term SOFR + 2.250% 09/29/2030	6.549%	1,075,544	1,070,037
Tranche D Term Loan
3-month Term SOFR + 2.250% 11/21/2029	6.549%	1,660,973	1,655,011
Total			22,956,570
Restaurants 0.1%
Dave & Buster’s, Inc.(b),(o)
Tranche B Term Loan
3-month Term SOFR + 3.250% 06/29/2029	7.563%	1,129,743	1,070,556
3-month Term SOFR + 3.250% 11/01/2031	7.563%	1,279,070	1,205,383
IRB Holding Corp.(b),(o)
Tranche B Term Loan
1-month Term SOFR + 2.500% 12/15/2027	6.827%	3,028,466	3,024,074
Whatabrands LLC(b),(o)
Tranche B Term Loan
1-month Term SOFR + 2.500% 08/03/2028	6.827%	3,132,364	3,122,842
Total			8,422,855
Retailers 0.2%
Belron Finance 2019 LLC(b),(o)
Term Loan
3-month Term SOFR + 2.750% Floor 0.500% 10/16/2031	7.049%	2,508,539	2,516,692
Great Outdoors Group LLC(b),(o)
Tranche B3 Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 01/23/2032	7.577%	3,737,102	3,701,599
Harbor Freight Tools USA, Inc.(b),(o)
Term Loan
1-month Term SOFR + 2.500% 06/11/2031	6.577%	899,792	867,778
PetSmart LLC(b),(o)
Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 02/11/2028	8.177%	2,149,935	2,139,637

Columbia Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, May 31, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Restoration Hardware, Inc.(b),(o)
Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 10/20/2028	6.941%	744,872	707,815
1-month Term SOFR + 3.250% Floor 0.500% 10/20/2028	7.677%	977,444	936,772
Total			10,870,293
Technology 2.1%
Adeia, Inc.(b),(o)
Tranche B Term Loan
1-month Term SOFR + 2.500% 06/08/2028	6.827%	2,369,718	2,363,793
Ahead DB Holdings LLC(b),(o)
Tranche B4 1st Lien Term Loan
3-month Term SOFR + 3.000% Floor 0.750% 02/01/2031	7.299%	1,989,350	1,989,628
Applied Systems, Inc.(b),(o)
Tranche B1 1st Lien Term Loan
3-month Term SOFR + 2.500% 02/24/2031	6.799%	1,542,250	1,547,077
Ascend Learning LLC(b),(o)
2nd Lien Term Loan
1-month Term SOFR + 5.750% Floor 0.500% 12/10/2029	10.177%	824,339	817,382
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 12/11/2028	7.327%	3,497,035	3,478,816
athenahealth Group, Inc.(b),(o)
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 02/15/2029	7.327%	3,588,264	3,570,969
Atlas CC Acquisition Corp.(b),(o)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 4.250% Floor 0.750% 05/25/2028	8.844%	1,672,507	893,604
Tranche C 1st Lien Term Loan
3-month Term SOFR + 4.250% Floor 0.750% 05/25/2028	8.844%	340,171	181,750
Avaya, Inc.(b),(o)
Term Loan
1-month Term SOFR + 7.500% Floor 1.000% 08/01/2028	11.827%	1,288,309	1,012,392
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Barracuda Parent LLC(b),(o)
1st Lien Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 08/15/2029	8.780%	2,704,612	2,285,397
BCPE Pequod Buyer, Inc.(b),(o)
Term Loan
1-month Term SOFR + 3.250% 11/25/2031	7.577%	1,615,982	1,619,214
Boost Newco Borrower LLC(b),(o)
Tranche B2 Term Loan
3-month Term SOFR + 2.000% 01/31/2031	6.299%	2,375,992	2,377,489
Boxer Parent Co., Inc.(b),(o)
Term Loan
3-month Term SOFR + 3.000% 07/30/2031	7.333%	2,531,257	2,511,868
Camelot US Acquisition LLC(b),(o)
Term Loan
1-month Term SOFR + 2.750% 01/31/2031	7.077%	1,656,296	1,631,966
Central Parent LLC(b),(o)
1st Lien Term Loan
3-month Term SOFR + 3.250% 07/06/2029	7.549%	4,832,432	4,293,084
Cloud Software Group, Inc.(b),(o)
Term Loan
3-month Term SOFR + 3.750% 03/21/2031	8.049%	1,126,447	1,123,101
Tranche B1 Term Loan
3-month Term SOFR + 3.500% Floor 0.500% 03/29/2029	7.799%	2,694,075	2,685,669
Cloudera, Inc.(b),(o)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 10/08/2028	8.177%	2,629,175	2,601,779
Coherent Corp.(b),(o)
Tranche B2 Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 07/02/2029	6.327%	1,600,929	1,602,931
CoreLogic, Inc.(b),(o)
1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 06/02/2028	7.941%	2,768,602	2,726,381
Cotiviti, Inc.(b),(o)
Term Loan
1-month Term SOFR + 2.750% 05/01/2031	7.074%	3,211,671	3,193,621
Columbia Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, May 31, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
DCert Buyer, Inc.(b),(o)
1st Lien Term Loan
1-month Term SOFR + 4.000% 10/16/2026	8.327%	3,003,443	2,960,734
DS Admiral Bidco LLC(b),(o)
Term Loan
3-month Term SOFR + 4.250% 06/26/2031	8.549%	994,964	976,308
Dun & Bradstreet Corp. (The)(b),(o)
Tranche B2 Term Loan
1-month Term SOFR + 2.250% 01/18/2029	6.575%	2,853,658	2,851,261
Ellucian Holdings, Inc.(b),(o)
1st Lien Term Loan
1-month Term SOFR + 3.000% 10/09/2029	7.327%	2,822,227	2,824,230
Everi Holdings, Inc.(b),(o)
Tranche B Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 08/03/2028	6.941%	1,763,802	1,763,396
Flash Charm, Inc.(b),(o)
1st Lien Term Loan
3-month Term SOFR + 3.500% Floor 0.750% 03/02/2028	7.776%	2,673,201	2,534,542
Fortress Intermediate 3, Inc.(b),(o)
Term Loan
1-month Term SOFR + 3.500% 06/27/2031	7.827%	2,387,217	2,387,217
Gen Digital, Inc.(b),(o)
Tranche B1 Term Loan
1-month Term SOFR + 1.750% Floor 0.500% 09/12/2029	6.077%	1,921,648	1,918,766
Genesys Cloud Services Holdings I LLC(b),(o)
Term Loan
1-month Term SOFR + 2.500% 01/30/2032	6.827%	1,695,750	1,689,696
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL(b),(o)
Term Loan
3-month Term SOFR + 3.500% 07/18/2030	7.799%	1,527,544	1,524,994
Icon Parent I, Inc.(b),(o)
1st Lien Term Loan
6-month Term SOFR + 3.000% 11/13/2031	7.205%	1,006,430	1,005,091
Idemia Group SAS(b),(o)
Tranche B5 Term Loan
3-month Term SOFR + 4.250% Floor 0.750% 09/30/2028	8.549%	2,722,216	2,723,931
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
IGT Holding IV AB(b),(o)
Tranche B5 Term Loan
3-month Term SOFR + 3.500% 09/01/2031	7.782%	3,024,298	3,024,298
Informatica LLC(b),(o)
Tranche B Term Loan
1-month Term SOFR + 2.250% 10/27/2028	6.577%	2,206,770	2,212,971
ION Trading Finance Ltd.(b),(o)
Term Loan
3-month Term SOFR + 3.500% 04/01/2028	7.799%	540,226	539,356
Leia Finco US LLC(b),(o)
1st Lien Term Loan
3-month Term SOFR + 3.250% 10/09/2031	7.458%	1,906,403	1,904,878
Loyalty Ventures, Inc.(c),(o),(r)
Tranche B Term Loan
11/03/2027	14.000%	1,604,304	112,301
Lummus Technology Holdings V LLC(b),(o)
Tranche B Term Loan
1-month Term SOFR + 3.000% 12/31/2029	7.327%	3,496,678	3,503,776
McAfee Corp.(b),(o)
Tranche B1 Term Loan
1-month Term SOFR + 3.000% 03/01/2029	7.329%	3,489,600	3,351,760
Mitchell International, Inc.(b),(o)
1st Lien Term Loan
1-month Term SOFR + 3.250% 06/17/2031	7.577%	2,825,490	2,814,301
Mitnick Corporate Purchaser, Inc.(b),(o)
Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 05/02/2029	8.880%	772,279	513,288
Natel Engineering Co., Inc.(b),(c),(o)
Term Loan
1-month Term SOFR + 6.250% Floor 1.000% 04/30/2026	10.691%	2,398,314	2,206,449
Neptune BidCo US, Inc.(b),(o)
Tranche A 1st Lien Term Loan
3-month Term SOFR + 4.750% 10/11/2028	9.080%	920,168	857,404
Nielsen Consumer, Inc.(b),(o)
Term Loan
1-month Term SOFR + 3.500% 03/06/2028	7.827%	3,368,642	3,358,805

Columbia Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, May 31, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Peraton Corp.(b),(o)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 02/01/2028	8.177%	2,815,109	2,434,056
PointClickCare Technologies, Inc.(b),(o)
Term Loan
3-month Term SOFR + 3.250% 11/03/2031	7.549%	2,695,000	2,698,369
Project Boost Purchaser LLC(b),(o)
1st Lien Term Loan
3-month Term SOFR + 3.000% 07/16/2031	7.299%	2,457,939	2,453,465
Proofpoint, Inc.(b),(o),(p)
1st Lien Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 08/31/2028	7.327%	3,761,263	3,757,614
Rackspace Finance LLC(b),(o)
Tranche B Term Loan
1-month Term SOFR + 2.750% Floor 0.750% 05/15/2028	7.197%	833,263	371,727
Sabre GLBL, Inc.(b),(o)
Tranche B Term Loan
1-month Term SOFR + 4.250% Floor 0.500% 06/30/2028	8.677%	31,626	30,934
Tranche B1 Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 12/17/2027	7.941%	420,077	408,000
1-month Term SOFR + 6.000% Floor 0.500% 11/15/2029	10.427%	1,269,307	1,254,494
Tranche B2 Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 12/17/2027	7.941%	239,556	232,669
1-month Term SOFR + 6.000% Floor 0.500% 11/15/2029	10.427%	833,974	786,021
Sophos Holdings SARL(b),(o)
1st Lien Term Loan
1-month Term SOFR + 3.500% 03/05/2027	7.943%	567,582	568,791
Sovos Compliance, LLC(b),(o)
1st Lien Term Loan
1-month Term SOFR + 4.000% 08/13/2029	8.327%	3,130,539	3,128,974
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
SS&C Technologies Holdings, Inc.(b),(o)
Tranche B8 Term Loan
1-month Term SOFR + 2.000% 05/09/2031	6.327%	958,651	961,766
Storable, Inc.(b),(o)
1st Lien Term Loan
1-month Term SOFR + 3.250% 04/16/2031	7.577%	920,747	919,762
UKG, Inc.(b),(o)
1st Lien Term Loan
1-month Term SOFR + 3.000% 02/10/2031	7.329%	3,011,494	3,016,313
Ultra Clean Holdings, Inc.(b),(o)
Term Loan
1-month Term SOFR + 3.250% 02/25/2028	7.577%	1,560,797	1,564,699
Virtusa Corp.(b),(o)
Tranche B2 Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 02/15/2029	7.577%	2,584,048	2,585,340
VS Buyer LLC(b),(o)
Term Loan
3-month Term SOFR + 2.750% 04/12/2031	7.019%	395,516	395,516
Total			121,636,174
Transportation Services 0.1%
Apple Bidco LLC(b),(o),(p)
1st Lien Term Loan
1-month Term SOFR + 2.500% 09/23/2031	6.827%	3,033,242	3,012,525
Brown Group Holding LLC(b),(o)
Tranche B2 Term Loan
3-month Term SOFR + 2.500% Floor 0.500% 07/01/2031	6.806%	2,012,736	2,005,470
First Student Bidco, Inc.(b),(o)
Tranche B Term Loan
3-month Term SOFR + 2.500% 07/21/2028	6.799%	1,647,005	1,646,543
Tranche B2 Term Loan
3-month Term SOFR + 2.500% Floor 0.500% 07/21/2028	6.799%	996,008	996,008
Tranche C Term Loan
3-month Term SOFR + 2.500% 07/21/2028	6.799%	503,708	503,567
Total			8,164,113
Columbia Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, May 31, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate		Principal Amount ($)	Value ($)
Wireless 0.1%
Crown Subsea Communications Holding, Inc.(b),(o),(p)
Term Loan
3-month Term SOFR + 4.000% Floor 0.750% 01/30/2031	8.324%		3,056,517	3,067,031
Total Senior Loans (Cost $576,317,872)				565,608,493

Treasury Bills(l) 0.5%
Issuer	Yield		Principal Amount ($)	Value ($)
Egypt 0.5%
Egypt Treasury Bills
06/17/2025	25.320%	EGP	646,075,000	12,823,712
07/15/2025	26.220%	EGP	965,950,000	18,791,205
Total				31,614,917
Total Treasury Bills (Cost $31,063,287)				31,614,917

U.S. Government & Agency Obligations 0.1%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Federal Farm Credit Banks Funding Corp.
10/20/2026	1.140%		2,000,000	1,916,897
11/30/2026	1.540%		2,500,000	2,403,466
Total U.S. Government & Agency Obligations (Cost $4,500,000)				4,320,363

U.S. Treasury Obligations 0.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
03/31/2028	1.250%	6,250,000	5,814,941
07/31/2028	1.000%	6,250,000	5,719,727
Total U.S. Treasury Obligations (Cost $11,345,877)			11,534,668

Call Option Contracts Purchased 0.4%
Value ($)
(Cost $47,473,550)	22,123,908

Put Option Contracts Purchased 0.2%

(Cost $9,594,516)	11,286,608

Money Market Funds 5.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.495%(s),(t)	329,538,698	329,439,837
Total Money Market Funds (Cost $329,387,647)		329,439,837
Total Investments in Securities (Cost: $6,974,697,773)		6,868,777,685
Other Assets & Liabilities, Net		(1,097,117,061)
Net Assets		5,771,660,624
At May 31, 2025, securities and/or cash totaling $38,228,996 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
24,520,000 EUR	27,463,557 USD	Citi	06/26/2025	—	(418,846)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Canadian Government 10-Year Bond	2,119	09/2025	CAD	259,174,890	2,536,016	—
Euro-Bund	1,181	06/2025	EUR	154,959,010	1,477,415	—
U.S. Treasury 10-Year Note	3,139	09/2025	USD	347,644,250	2,718,372	—
U.S. Treasury Ultra Bond	2,999	09/2025	USD	348,071,438	8,297,756	—
Total					15,029,559	—

Columbia Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, May 31, 2025 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	(2,938)	09/2025	USD	(331,351,313)	—	(7,543,553)
U.S. Treasury 2-Year Note	(1,683)	09/2025	USD	(349,117,313)	—	(338,636)
U.S. Treasury 5-Year Note	(6,921)	09/2025	USD	(748,765,688)	—	(5,153,425)
U.S. Treasury Ultra 10-Year Note	(3,165)	09/2025	USD	(356,210,859)	—	(4,853,221)
Total					—	(17,888,835)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Goldman Sachs International to receive exercise rate and pay SOFR	Goldman Sachs International	USD	50,000,000	50,000,000	3.25	08/19/2025	1,532,500	87,875
10-Year OTC interest rate swap with Goldman Sachs International to receive exercise rate and pay SOFR	Goldman Sachs International	USD	242,192,000	242,192,000	3.20	10/07/2025	5,182,909	788,383
10-Year OTC interest rate swap with Goldman Sachs International to receive exercise rate and pay SOFR	Goldman Sachs International	USD	484,024,787	484,024,787	3.60	02/03/2026	7,659,692	7,997,880
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	387,600,000	387,600,000	3.15	09/05/2025	12,160,950	677,719
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	193,213,400	193,213,400	2.90	09/22/2025	3,898,080	196,653
30-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	125,231,200	125,231,200	3.80	10/29/2025	6,136,329	3,001,554
5-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	241,042,866	241,042,866	3.30	12/12/2025	2,524,924	2,074,367
5-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	465,453,676	465,453,676	3.50	04/16/2026	8,378,166	7,299,477
Total							47,473,550	22,123,908

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	232,773,791	232,773,791	3.90	10/01/2025	3,898,961	4,053,057
10-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	186,043,263	186,043,263	3.80	10/03/2025	3,032,505	4,046,571
5-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	246,578,674	246,578,674	3.50	10/06/2025	2,663,050	3,186,980
Total							9,594,516	11,286,608

Columbia Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, May 31, 2025 (Unaudited)
Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	(387,600,000)	(387,600,000)	2.65	09/05/2025	(5,862,450)	(113,179)
2-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	(1,310,659,000)	(1,310,659,000)	3.25	07/29/2025	(5,793,113)	(1,330,450)
5-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	(465,453,676)	(465,453,676)	3.00	04/16/2026	(4,468,355)	(3,605,870)
Total							(16,123,918)	(5,049,499)

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
SOFR plus 0.262%	Fixed rate of 1.781%	Receives Quarterly, Pays Semi-Annually	Morgan Stanley	08/09/2049	USD	53,500,000	21,296,453	—	—	21,296,453	—

Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	13,000,000	1,686,675	(6,500)	3,079,311	—	—	(1,399,136)
CMBX North America Index, Series 12 BBB-	Citi	08/17/2061	3.000	Monthly	USD	11,100,000	1,994,498	(5,550)	2,875,403	—	—	(886,455)
CMBX North America Index, Series 11 BBB-	Goldman Sachs International	11/18/2054	3.000	Monthly	USD	4,400,000	570,874	(2,200)	625,071	—	—	(56,397)
CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	USD	4,400,000	570,874	(2,200)	138,194	—	430,480	—
CMBX North America Index, Series 16 BBB-	Morgan Stanley	04/17/2065	3.000	Monthly	USD	11,150,000	1,905,712	(5,575)	2,480,125	—	—	(579,988)
Total							6,728,633	(22,025)	9,198,104	—	430,480	(2,921,976)

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	20.251	USD	18,000,000	(3,549,384)	9,000	—	(2,013,664)	—	(1,526,720)
CMBX North America Index, Series 17 BBB-	Goldman Sachs International	12/15/2056	3.000	Monthly	5.728	USD	10,000,000	(1,306,080)	5,000	—	(1,509,272)	208,192	—
CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	20.251	USD	9,500,000	(1,873,286)	4,750	—	(1,918,225)	49,689	—
CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	20.251	USD	9,500,000	(1,873,286)	4,750	—	(1,485,922)	—	(382,614)

Columbia Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, May 31, 2025 (Unaudited)
Credit default swap contracts - sell protection (continued)
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	20.251	USD	8,000,000	(1,577,504)	4,000	—	(1,461,938)	—	(111,566)
CMBX North America Index, Series 8 BBB-	Morgan Stanley	10/17/2057	3.000	Monthly	35.428	USD	3,948,129	(857,463)	1,974	—	(755,868)	—	(99,621)
Total								(11,037,003)	29,474	—	(9,144,889)	257,881	(2,120,521)
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CDX North America High Yield Index, Series 44	Morgan Stanley	06/20/2030	5.000	Quarterly	3.525	USD	80,320,000	3,759,264	—	—	3,759,264	—
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Reference index and values for swap contracts as of period end
Reference index		Reference rate
SOFR	Secured Overnight Financing Rate	4.330%
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At May 31, 2025, the total value of these securities amounted to $2,776,184,233, which represents 48.10% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of May 31, 2025.
(c)	Valuation based on significant unobservable inputs.
(d)
Security represents a pool of loans that generate cash payments generally over fixed periods of time. Such securities entitle the security holders to receive distributions (i.e. principal and interest, net of fees and expenses) that are tied to the payments made by the borrower on the underlying loans. Due to the structure of the security the cash payments received are not known until the time of payment. The interest rate shown is the stated coupon rate as of May 31, 2025 and is not reflective of the cash flow payments.

(e)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of May 31, 2025.

(f)	Non-income producing investment.
(g)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2025, the total value of these securities amounted to $30,042, which represents less than 0.01% of total net assets.

(h)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(i)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of May 31, 2025.

(j)	Represents a security purchased on a when-issued basis.
(k)	Perpetual security with no specified maturity date.
Columbia Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, May 31, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
(l)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(m)	Principal and interest may not be guaranteed by a governmental entity.
(n)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(o)
The stated interest rate represents the weighted average interest rate at May 31, 2025 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(p)	Represents a security purchased on a forward commitment basis.
(q)
At May 31, 2025, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

Borrower	Unfunded Commitment ($)
AmSpec Parent LLC Delayed Draw Term Loan 12/22/2031 1.000%	133,333
Chrysaor Bidco SARL Delayed Draw Term Loan 10/30/2031 3.500%	20,988
Clydesdale Acquisition Holdings, Inc. Delayed Draw Tranche B 1st Lien Term Loan 04/01/2032 0.224%	6,141
Grant Thornton Advisors LLC Term Loan 06/02/2031 1.000%	10,621
June Purchaser LLC Delayed Draw Term Loan 11/28/2031 3.250%	179,947
Raven Acquisition Holdings LLC Delayed Draw Term Loan 11/19/2031 3.250%	211,411
SWF Holdings I Corp. Delayed Draw Term Loan 12/19/2029 2.250%	98,903
USALCO LLC Delayed Draw Term Loan 09/30/2031 1.000%	85,566

(r)	Represents a security in default.
(s)	The rate shown is the seven-day current annualized yield at May 31, 2025.
(t)
Under Section 2(a)(3) of the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.495%
	409,341,744	1,343,540,021	(1,423,403,662)	(38,266)	329,439,837	6,368	9,859,063	329,538,698
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced

Columbia Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, May 31, 2025 (Unaudited)
Currency Legend
CAD	Canada Dollar
COP	Colombian Peso
EGP	Egyptian Pound
EUR	Euro
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Strategic Income Fund  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT232_08_R01_(07/25)